Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2011	Nov. 11, 2011	Mar. 31, 2011
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	WFSL
Entity Registrant Name	WASHINGTON FEDERAL INC
Entity Central Index Key	0000936528
Current Fiscal Year End Date	--09-30
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		107,620,110
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 1,873,300,509

Consolidated Statements of Financial Condition (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 816,002	$ 888,622
Available-for-sale securities, including encumbered securities of $965,927 and $933,315, at fair value	3,255,144	2,481,093
Held-to-maturity securities, including encumbered securities of $45,086 and $60,970, at amortized cost	47,036	80,107
Loans receivable, net	7,935,877	8,423,703
Covered loans, net	382,183	534,474
Interest receivable	52,332	49,020
Premises and equipment, net	166,593	162,721
Real estate held for sale	159,829	188,998
Covered real estate held for sale	56,383	44,155
FDIC indemnification asset	98,871	131,128
FHLB stock	151,755	151,748
Intangible assets, including goodwill of $251,653	256,271	257,718
Federal and state income taxes, net	0	8,093
Other assets	62,473	84,799
Assets	13,440,749	13,486,379
Customer accounts
Transaction deposit accounts	2,662,188	2,554,762
Time deposit accounts	6,003,715	6,297,778
Savings and Demand Accounts and Repurchase Agreements with Customers	8,665,903	8,852,540
FHLB advances	1,962,066	1,865,548
Other borrowings	800,000	800,000
Advance payments by borrowers for taxes and insurance	39,548	39,504
Federal and State income taxes, including net deferred liabilities of $17,075 and $21,951	1,535	0
Accrued expenses and other liabilities	65,164	87,640
Liabilities	11,534,216	11,645,232
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized;129,853,534 and 129,555,956 shares issued; 108,976,410 and 112,483,632 shares outstanding	129,854	129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income, net of taxes	85,789	49,682
Treasury stock, at cost; 20,877,124 and 17,072,324 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Stockholders' Equity	1,906,533	1,841,147
Liabilities and Equity	$ 13,440,749	$ 13,486,379

Consolidated Statements of Financial Condition (Parentheticals) (USD $) In Thousands, except Share data	Sep. 30, 2011	Sep. 30, 2010
Available-for-sales securities, encumbered securities	$ 965,927	$ 933,315
Held-to-maturity securities, encumbered securities	45,086	60,970
Intangible assets, goodwill	251,653	251,653
Federal and state income taxes, deferred liabilities	$ 17,075	$ 21,951
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	129,853,534	129,555,956
Common stock, shares outstanding	108,976,410	112,483,632
Treasury stock, shares	20,877,124	17,072,324

Consolidated Statements of Operations (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
INTEREST INCOME
Loans	$ 522,230	$ 561,069	$ 579,244
Mortgage-backed securities	108,207	91,775	109,486
Investment securities and cash equivalents	14,198	10,716	3,044
Interest and Dividend Income, Operating	644,635	663,560	691,774
INTEREST EXPENSE
Customer accounts	115,835	146,360	191,435
FHLB advances and other borrowings	111,861	122,741	127,192
Interest Expense	227,696	269,101	318,627
Net interest income	416,939	394,459	373,147
Provision for loan losses	93,104	179,909	193,000
Net interest income after provision for loan losses	323,835	214,550	180,147
OTHER INCOME
Gain on FDIC-assisted transaction	0	85,608	0
Prepayment penalty on FHLB advance	0	(8,150)	0
Gain on sale of investments	8,147	22,409	0
Other	17,786	20,563	19,009
Noninterest Income	25,933	120,430	19,009
OTHER EXPENSE
Compensation and benefits	72,034	69,879	57,097
Amortization of intangibles	1,447	2,140	3,331
Occupancy	14,480	13,933	13,049
FDIC insurance premiums	20,582	18,626	10,688
Other	29,496	28,830	25,105
Deferred loan origination costs	(1,980)	(1,928)	(2,210)
Noninterest Expense	136,059	131,480	107,060
Loss on real estate acquired through foreclosure, net	(40,050)	(80,475)	(16,354)
Income before income taxes	173,659	123,025	75,742
Income taxes
Current	88,373	(19,890)	56,075
Deferred	(25,855)	24,262	(28,505)
Income tax provision (benefit)	62,518	4,372	27,570
NET INCOME	111,141	118,653	48,172
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	$ 111,141	$ 118,653	$ 40,684
PER SHARE DATA
Basic earnings	$ 1	$ 1.06	$ 0.46
Diluted earnings	$ 1	$ 1.05	$ 0.46
Cash dividends per share	$ 0.24	$ 0.2	$ 0.2
Basic weighted average number of shares outstanding	111,383,877	112,438,059	88,689,553
Diluted weighted average number of shares outstanding, including dilutive stock options	111,460,106	112,745,261	88,711,694

Consolidated Statement of Equity (USD $) In Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Balance, Beginning of period at Sep. 30, 2008	$ 1,332,674	$ 105,093	$ 0	$ 1,261,032	$ 174,327	$ 2,472	$ (210,250)
Comprehensive income:
Net income	48,172				48,172
Other comprehensive income, net of tax
Unrealized gains on securities	51,273					51,273
Reclassification adjustment	(686)					(686)
Total comprehensive income	100,131
Preferred stock issuance	197,873		197,873
Preferred stock discount and accretion	0		(2,127)		(2,127)
Dividends paid on common stock	(18,847)				(18,847)
Dividends paid on preferred stock	(5,361)				(5,361)
Preferred stock redemption	(200,000)		(200,000)
Compensation expense related to common stock	1,327			1,327
Proceeds from excercise of common stock options	158	13		145
Proceeds from issuance of common stock	333,177	24,150		309,027
Tax benefit related to exercise of common stock options	22			22
Restricted stock	863	64		799
Issuance of Warrants	2,127			2,127
Proceeds from Employee Stock Ownership Plan	1,341			76			1,265
Balance, End of period at Sep. 30, 2009	1,745,485	129,320	0	1,574,555	196,164	54,431	(208,985)
Comprehensive income:
Net income	118,653				118,653
Other comprehensive income, net of tax
Unrealized gains on securities	(19,203)					(19,203)
Reclassification adjustment	14,454					14,454
Total comprehensive income	113,904
Dividends paid on common stock	(22,450)				(22,450)
Compensation expense related to common stock	1,213			1,213
Proceeds from excercise of common stock options	1,759	145		1,614
Tax benefit related to exercise of common stock options	181			181
Restricted stock	1,055	91		964
Balance, End of period at Sep. 30, 2010	1,841,147	129,556	0	1,578,527	292,367	49,682	(208,985)
Comprehensive income:
Net income	111,141				111,141
Other comprehensive income, net of tax
Unrealized gains on securities	30,852					30,852
Reclassification adjustment	5,255					5,255
Total comprehensive income	147,248
Dividends paid on common stock	(26,796)				(26,796)
Compensation expense related to common stock	1,087			1,087
Proceeds from excercise of common stock options	1,631	104		1,527
Tax benefit related to exercise of common stock options	55			55
Restricted stock	1,841	194		1,647
Treasury stock	(59,680)						(59,680)
Balance, End of period at Sep. 30, 2011	$ 1,906,533	$ 129,854	$ 0	$ 1,582,843	$ 376,712	$ 85,789	$ (268,665)

Consolidated Statement of Stockholders' Equity (Parentheticals) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Other comprehensive income, tax	$ 19,873	$ 2,614	$ 28,598

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 111,141	$ 118,653	$ 48,172
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization (accretion) of fees, discounts, premiums and intangible assets, net	20,663	21,624	4,813
Cash received from FDIC under loss share	32,828	92,551	0
Depreciation	6,667	5,766	5,153
Stock option compensation expense	1,087	1,213	1,327
Provision for loan losses	93,104	179,909	193,000
Loss on investment securities and real estate held for sale, net	23,315	58,066	15,101
Gain on FDIC-assisted transaction	0	(85,608)	0
Decrease (increase) in accrued interest receivable	(3,312)	7,999	1,077
Increase in FDIC loss share receivable	(7,707)	0	0
Decrease in income taxes payable/receivable	(11,351)	(23,408)	(45,831)
FHLB stock dividends	(7)	(6)	(15)
Decrease (increase) in other assets	18,844	(51,635)	(16,156)
Decrease in accrued expenses and other liabilities	(23,575)	(74,243)	(22,399)
Net cash provided by operating activities	261,697	250,881	184,242
CASH FLOWS FROM INVESTING ACTIVITIES
Net principal collections (loan originations)	400,054	281,826	71,509
FHLB stock redeemed	0	0	394
Available-for-sale securities purchased	(1,585,945)	(1,774,343)	(1,175,321)
Principal payments and maturities of available-for-sale securities	727,379	1,052,545	513,218
Available-for-sale securities sold	131,361	496,024	18,453
Principal payments and maturities of held-to-maturity securities	33,874	23,128	21,691
Net cash received from acquisition	0	111,684	0
Proceeds from sales of real estate held for sale	110,400	129,447	98,822
Covered REO purchased	29,383	0	0
Premises and equipment purchased	(10,539)	(13,027)	(5,273)
Net cash provided (used) by investing activities	(164,033)	307,284	(456,507)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase (decrease) in customer accounts	(186,637)	190,702	672,771
Net decrease in short-term borrowings	0	0	(377,000)
Proceeds from long-term borrowings	200,000	200,000	100,000
Repayments of long-term borrowings	(100,000)	(539,034)	(19,378)
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Dividends paid on common stock	(25,697)	(22,450)	(18,847)
Dividends paid on preferred stock	0	0	(5,361)
Net proceeds from follow on stock offering	0	0	333,177
Proceeds from issuance of preferred stock and warrants	0	0	200,000
Redemption of preferred stock	0	0	(200,000)
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Treasury stock purchased	(59,680)	0	0
Decrease in advance payments by borrowers for taxes and insurance	44	911	1,170
Net cash provided (used) by financing activities	(170,284)	(167,931)	688,053
Increase (decrease) in cash and cash equivalents	(72,620)	390,234	415,788
Cash and cash equivalents at beginning of period	888,622	498,388	82,600
Cash and cash equivalents at ending of period	816,002	888,622	498,388
Non-cash investing activities
Non-covered real estate acquired through foreclosure	112,693	222,057	254,742
Covered real estate acquired through foreclosure	54,638	34,536	0
Cash paid during the period for
Interest	228,444	269,478	325,157
Income taxes	73,798	27,503	77,761
Noncash or Part Noncash Acquisition, Value of Assets Acquired	0	1,091,629	0
Fair value of liabilities assumed	0	(1,047,981)	0
Net fair value of assets (liabilities)	$ 0	$ 43,648	$ 0

Significant Accounting Policies	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principles of consolidation. The consolidated financial statements include the accounts of Washington Federal, Inc. (Company or Washington Federal) and its wholly owned subsidiaries. Intercompany transactions and balances have been eliminated.
Description of business. Washington Federal is a unitary thrift holding company. The Company's principal operating subsidiary is Washington Federal (Bank). The Bank is principally engaged in the business of attracting deposits from the general public and investing these funds, together with borrowings and other funds, in one-to-four family residential real estate loans, multi-family real estate loans and commercial loans. The Bank conducts its activities through a network of 160 offices located in Washington, Oregon, Idaho, Utah, Arizona, Nevada, New Mexico, and Texas.
The Company's fiscal year end is September 30th. All references to 2011, 2010 and 2009 represent balances as of September 30, 2011, September 30, 2010 and September 30, 2009, or activity for the fiscal years then ended. References to net income in this document refer to net income available to common shareholders.

Effective January 8, 2010, the Bank acquired certain assets and liabilities, including most of the loans and deposits, of Horizon Bank, headquartered in Bellingham, Washington (“Horizon”) from the Federal Deposit Insurance Corporation (“FDIC”), as receiver for Horizon (the “Acquisition”).

The Bank acquired certain assets with a book value of  $1.19 billion, including  $968 million in loans and  $32 million in foreclosed real estate, and selected liabilities with a book value of  $1.03 billion, including  $820 million in deposits.
The loans and foreclosed real estate purchased are covered by two loss share agreements between the FDIC and the Bank (one for single family loans and the other for all other loans and foreclosed real estate), which affords the Bank significant loss protection. Under the loss share agreements, the FDIC will cover 80% of covered loan and foreclosed real estate losses up to  $536 million and 95% of losses in excess of that amount. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years with respect to losses and eight years with respect to loss recoveries. The losses reimbursable by the FDIC are based on the book value of the relevant loan as determined by the FDIC at the date of the transaction. New loans made after that date are not covered by the loss share agreements. To account for the transaction, the balance sheet now has three new line items, as follows:

“Covered loans” represents the loans acquired from Horizon recorded at their estimated fair market value.

“Covered real estate held for sale” represents the estimated fair market value of the repossessed real estate acquired in the transaction. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.

The “FDIC indemnification asset” represents the estimated fair value of the guarantee provided by the FDIC on the covered assets.

Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Effective October 14, 2011, subsequent to the end of the fiscal year, the Company acquired six branch locations, four in Albuquerque, New Mexico, and two in Santa Fe, New Mexico, from Charter Bank.  $254,821,000 of deposits were acquired for a premium of  $1,061,000.
Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.
Management evaluates debt and equity securities for other than temporary impairment on a quarterly basis based on the securities' current credit quality, interest rates, term to maturity and management's intent and ability to hold the securities until the net book value is recovered. Any other than temporary declines in fair value are recognized in the statements of operations.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.
Covered loans. Covered loans are the loans acquired from Horizon in 2010 recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.
FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the two core deposit intangibles on a straight line basis over their estimated lives of 7 and 8 years; the non-compete agreement intangible, which was fully amortized as of September 30, 2010, was amortized on a straight-line basis over its life of five years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2009	$251,653	$2,469	$2,675	$256,797
Additions	—	—	3,064	3,064
Amortization	—	(694)	(1,449)	(2,143)
Balance at September 30, 2010	251,653	1,775	4,290	257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense (in thousands)

2012	$918
2013	918
2014	918
2015	618
2016	—

Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2011, 2010 and 2009 were 2,190,123, 1,941,633 and 2,401,764, respectively.
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.
New accounting pronouncements. In September 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-08, Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This ASU simplifies how entities, both public and nonpublic, test goodwill for impairment by permitting an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. Previous guidance under Topic 350 required an entity to test goodwill for impairment, on at least an annual basis, by comparing the fair value of a reporting unit with its carrying amount, including goodwill (step one). If the fair value of a reporting unit is less than its carrying amount, then the second step of the test must be performed to measure the amount of the impairment loss, if any. Under the amendments in this Update, an entity is not required to calculate the fair value of a reporting unit unless the entity determines that it is more likely than not that its fair value is less than its carrying amount. The Company does not anticipate ASU and the guidance will have a material impact on the Company's financial condition and results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220) - Presentation of Comprehensive Income.  ASU 2011-05 attempts to improve the comparability, consistency, and transparency of financial reporting and to increase the prominence of items reported in other comprehensive income.  The effective date of ASU 2011-05 will be the first interim or fiscal period beginning after December 15, 2011 and should be applied retrospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is permitted.  The Company is evaluating the impact this ASU will have on its financial condition and results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 developed common requirements between U.S. GAAP and IFRSs for measuring fair value and for disclosing information about fair value measurements.  The effective date of ASU 2011-04 will be during interim or annual period beginning after December 15, 2011 and should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date.  Early adoption is not permitted.  The Company is evaluating the impact this ASU will have on its financial condition and results of operations.

In April 2011, the FASB issued ASU No. 2011-03, Transfers and Servicing (Topic 860) - Reconsideration of Effective Control for Repurchase Agreements. This ASU removes from the assessment of effective control (1) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (2) the collateral maintenance implementation guidance related to that criterion. Other criteria applicable to the assessment of effective control are not changed by the amendments in this ASU. The guidance in this ASU is effective for the first interim or annual period beginning on or after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. Early adoption is not permitted. The Company intends to comply with this new guidance.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310) - A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring. The amendments in this ASU clarify the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. This guidance will be effective for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption (i.e., October 1, 2010, for the Company). As a result of this guidance, receivables previously measured under loss contingency guidance that are newly considered impaired should be disclosed, along with the related allowance for credit losses, as of the end of the period of adoption. The adoption of this guidance resulted in  $7.6 million of loan modifications being classified as troubled debt restructurings that previously would not have been so classified. The incremental impact on the allowance for loan losses was not significant.
In December 2010, the FASB issued ASU 2010-28, Intangibles - Goodwill and Other (Topic 350) - When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this ASU affect all entities that have recognized goodwill and have one or more reporting units whose carrying amount for purposes of performing Step 1 of the goodwill impairment test is zero or negative. As the Company has only one reporting unit with a carrying amount greater than zero, this ASU has no impact on the financial statements.
In December 2010, the FASB issued ASU 2010-29, Business Combinations (Topic 805) - Disclosure of Supplementary Pro Forma Information for Business Combinations. The amendments in this ASU specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. This ASU also expands the supplemental pro forma disclosures under Topic 805 to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. This guidance will be effective for any business combinations entered into by the Company for which the acquisition date is after October 1, 2011.
Business segments. As the Company manages its business and operations on a consolidated basis, management has determined that there is one reportable business segment.
Reclassifications. Certain reclassifications have been made to the financial statements for years prior to September 30, 2011 to conform to current year classifications.

Investment Securities	12 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities
INVESTMENT SECURITIES

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

September 30,	2010
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$26	$—	$526	4.00%
1 to 5 years	25,000	180	—	25,180	3.25%
5 to 10 years	158,915	5,344	(105)	164,154	3.59%
Over 10 years	150,000	1,161	(15)	151,146	3.50%
Corporate bonds due
5 to 10 years	10,000	—	—	10,000	6.00%
Mortgage-backed securities
Agency pass-through certificates	2,058,130	72,853	(896)	2,130,087	5.26%
	2,402,545	79,564	(1,016)	2,481,093	5.02%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	1,105	65	—	1,170	6.11%
5 to 10 years	1,940	115	—	2,055	5.67%
Over 10 years	4,010	34	—	4,044	5.60%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	73,052	4,579	—	77,631	5.59%
	80,107	4,793	—	84,900	5.60%
	$2,482,652	$84,357	$(1,016)	$2,565,993	5.04%

 $131,361,000 of available-for-sale securities were sold in 2011, resulting in a gain of  $8,147,000.  $496,024,000 of available-for-sale securities were sold in 2010, resulting in a net gain of  $22,409,000.  $18,453,000 of available-for-sale securities were sold in 2009, resulting in a net gain of  $1,063,000.

Substantially all mortgage-backed securities have contractual due dates that exceed ten years.

The following table shows the unrealized gross losses and fair value of securities at September 30, 2011, by length of time that individual securities in each category have been in a continuous loss position. The Company had no securities in a continuous loss position for 12 or more months at September 30, 2011, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2011
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
U.S. agency securities	$(325)	$9,675	$—	$—	$(325)	$9,675
Agency pass-through certificates	—	—	—	—	—	—
	$(325)	$9,675	$—	$—	$(325)	$9,675

Loans Receivable (excluding Covered Loans)	12 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Loans Receivable (excluding Covered Loans)
Loans Receivable (excluding Covered Loans)

September 30,	2011		2010
	$	%	$	%
	(In thousands)		(In thousands)
Single-family residential	$6,218,878	74.9%	6,551,837	74.8%
Construction - speculative	140,459	1.7	169,712	1.9
Construction - custom	279,851	3.4	256,384	2.9
Land - acquisition & development	200,692	2.4	307,230	3.5
Land - consumer lot loans	163,146	2.0	186,840	2.1
Multi-family	700,673	8.4	697,351	7.9
Commercial real estate	303,442	3.7	315,915	3.6
Commercial & industrial	109,332	1.3	83,070	0.9
HELOC	115,092	1.4	116,143	1.3
Consumer	67,509	0.8	92,624	1.1
	8,299,074	100.0%	8,777,106	100.0%

Less:
Allowance for loan losses	157,160		163,094
Loans in process	170,229		154,171
Deferred net origination fees	35,808		36,138
	363,197		353,403
	$7,935,877		$8,423,703

The Company originates fixed and adjustable interest rate loans, which at September 30, 2011 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$336,641	Less than 1 year	$289,814
1 to 3 years	199,620	1 to 3 years	197,107
3 to 5 years	168,798	3 to 5 years	43,515
5 to 10 years	626,142	5 to 10 years	158,636
10 to 20 years	616,212	10 to 20 years	26,972
Over 20 years	5,493,260	Over 20 years	142,357
	$7,440,673		$858,401

At September 30, 2011 and 2010, approximately  $67,542,000 and  $79,871,000 of fixed-rate loan origination commitments were outstanding, respectively. Loans serviced for others at September 30, 2011 and 2010 were approximately  $102,775,000 and  $130,874,000, respectively.

Gross loans by geographic concentration were as follows:

September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,720,997	$220,819	$114,852	$80,332	$168,463	$89,983	$238,446	$101,278	$65,140	$74,049	$3,874,359
Oregon	1,003,289	299,839	17,013	33,152	45,784	18,441	13,744	—	—	7,484	1,438,746
Other	419,202	7,343	—	—	—	—	—	745	—	—	427,290
Idaho	465,420	31,417	8,457	16,251	9,421	10,886	882	—	—	5,423	548,157
Arizona	633,860	59,993	19,463	14,090	18,687	4,720	—	219	—	6,559	757,591
Utah	502,585	59,445	14,656	11,576	26,803	4,305	496	118	—	6,001	625,985
New Mexico	182,375	14,284	22,909	5,178	3,135	9,345	49,399	6,972	2,369	15,438	311,404
Texas	151,178	2,835	3,342	998	6,373	2,000	475	—	—	—	167,201
Nevada	139,972	4,698	—	1,569	1,185	779	—	—	—	138	148,341
	$6,218,878	$700,673	$200,692	$163,146	$279,851	$140,459	$303,442	$109,332	$67,509	$115,092	$8,299,074

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	32.6%	2.7%	1.4%	1.0%	2.0%	1.1%	2.9%	1.2%	0.8%	0.9%	46.6%
Oregon	12.1	3.6	0.2	0.4	0.6	0.2	0.2	—	—	0.1	17.4
Other	5.1	0.1	—	—	—	—	—	—	—	—	5.2
Idaho	5.6	0.4	0.1	0.2	0.1	0.1	—	—	—	0.1	6.6
Arizona	7.6	0.7	0.2	0.2	0.2	0.1	—	—	—	0.1	9.1
Utah	6.1	0.7	0.2	0.1	0.3	0.1	—	—	—	0.1	7.6
New Mexico	2.2	0.2	0.3	0.1	—	0.1	0.6	0.1	—	0.2	3.8
Texas	1.8	—	—	—	0.1	—	—	—	—	—	1.9
Nevada	1.7	0.1	—	—	—	—	—	—	—	—	1.8
	74.8%	8.5%	2.4%	2.0%	3.3%	1.7%	3.7%	1.3%	0.8%	1.5%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	43.8%	31.5%	57.2%	49.2%	60.1%	63.9%	78.5%	92.6%	96.5%	64.4%
Oregon	16.1	42.8	8.5	20.3	16.4	13.1	4.5	—	—	6.5
Other	6.7	1.0	—	—	—	—	—	0.7	—	—
Idaho	7.5	4.5	4.2	10.0	3.4	7.8	0.3	—	—	4.7
Arizona	10.2	8.6	9.7	8.6	6.7	3.4	—	0.2	—	5.7
Utah	8.1	8.5	7.3	7.1	9.6	3.1	0.2	0.1	—	5.2
New Mexico	2.9	2.0	11.4	3.2	1.1	6.7	16.3	6.4	3.5	13.4
Texas	2.4	0.4	1.7	0.6	2.3	1.4	0.2	—	—	—
Nevada	2.3	0.7	—	1.0	0.4	0.6	—	—	—	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2011	September 30, 2010
	(in thousands)
Recorded investment in impaired loans	$476,822	$489,826
Impaired loans with allocated reserves	123,862	202,120
Reserves on impaired loans	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed-rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874

The following table sets forth information regarding non-accrual loans held by the Company as of the dates indicated:

	September 30, 2011		September 30, 2010
	(In thousands)
Non-accrual loans:
Single-family residential	$126,624	60.3%	$123,624	50.3%
Construction - speculative	15,383	7.3	39,915	16.3
Construction - custom	635	0.3	—	—
Land - acquisition & development	37,339	17.7	64,883	26.4
Land - consumer lot loans	8,843	4.2	—	—
Multi-family	7,664	3.6	4,931	2.0
Commercial real estate	11,380	5.4	10,831	4.4
Commercial & industrial	1,679	0.8	371	0.2
HELOC	481	0.2	—	—
Consumer	437	0.2	977	0.4
Total non-accrual loans	$210,465	100%	$245,532	100%
The following table provides an analysis of the age of loans in past due status as of September 30, 2011 :

	Loans	Days Delinquent Based on $ Amount of Loans					% Delinquent
Type of Loans	net of LIP	Current	30	60	90	Total
	(In thousands)
Single-Family Residential	$6,217,670	6,015,464	54,140	21,985	126,082	202,207	3.25%
Construction - Speculative	115,409	106,843	330	—	8,236	8,566	7.42%
Construction - Custom	147,764	147,129	—	—	635	635	0.43%
Land - Acquisition & Development	193,613	159,357	679	—	33,577	34,256	17.69%
Land - Consumer Lot Loans	163,146	151,849	1,163	1,291	8,843	11,297	6.92%
Multi-Family	699,340	690,765	—	1,202	7,373	8,575	1.23%
Commercial Real Estate	300,307	292,015	1,016	—	7,276	8,292	2.76%
Commercial & Industrial	108,995	106,708	55	553	1,679	2,287	2.10%
HELOC	115,092	114,059	452	100	481	1,033	0.90%
Consumer	67,509	65,434	1,191	446	437	2,074	3.07%
	$8,128,845	7,849,623	59,026	25,577	194,619	279,222	3.43%

Restructured loans are accruing and performing loans where the borrower has proactively approached the Company about modifications due to temporary financial difficulties. Each request is individually evaluated for merit and likelihood of success. As of September 30, 2011 single-family residential loans comprised 82% of restructured loans. The concession for these loans is typically a payment reduction through a rate reduction of from 100 to 200 bps for a specific term, usually six to twelve months. Interest-only payments may also be approved during the modification period. Principal forgiveness is not an available option for restructured loans.
The Bank reserves for restructured loans within its allowance for loan loss methodology by taking into account the following performance indicators: 1) time since modification, 2) current payment status and 3) geographic area.

The following tables provides information related to loans that were restructured during the fiscal 2011:

		Pre-Modification	Post-Modification
	Number of	Outstanding Recorded	Outstanding Recorded
	Contracts	Investment	Investment
		(In thousands)
Troubled Debt Restructurings:
Single-family residential	681	$177,216	$177,216
Construction - speculative	12	2,499	2,499
Construction - custom	—	—	—
Land - acquisition & development	3	3,909	3,909
Land - consumer lot loans	62	8,745	8,745
Multi-family	9	10,360	10,360
Commercial real estate	—	—	—
Commercial & industrial	—	—	—
HELOC	1	99	99
Consumer	—	—	—
	768	$202,828	$202,828

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-family residential	103	$27,878
Construction - speculative	—	—
Construction - custom	—	—
Land - acquisition & development	5	779
Land - consumer lot loans	—	—
Multi-family	1	983
Commercial real estate	—	—
Commercial & industrial	—	—
HELOC	—	—
Consumer	—	—
	109	$29,640

Allowance for Losses on Loans	12 Months Ended
Sep. 30, 2011
Allowance for Losses on Loans [Abstract]
Allowance for Losses on Loans
Allowance for Losses on Loans
The Company has an asset quality review function that analyzes its loan portfolios and reports the results of the review to the Board of Directors on a quarterly basis. The single-family residential, HELOC and consumer portfolios are evaluated based on their performance as a pool of loans, since no single loan is individually significant or judged by its risk rating, size or potential risk of loss. The construction, land, multi-family, commercial real estate and commercial and industrial loans are risk rated on a loan by loan basis to determine the relative risk inherent in specific borrowers or loans. Based on that risk rating, the loans are assigned a grade and classified as follows:

•	Pass – the credit does not meet one of the definitions defined below.

•
Special mention – A special mention credit is considered to be currently protected from loss but is potentially weak. No loss of principal or interest is foreseen; however, proper supervision and Management attention is required to deter further deterioration in the credit. Assets in this category constitute some undue and unwarranted credit risk but not to the point of justifying a risk rating of substandard. The credit risk may be relatively minor yet constitutes an unwarranted risk in light of the circumstances surrounding a specific asset.

•
Substandard – A substandard credit is an unacceptable credit. Additionally, repayment in the normal course is in jeopardy due to the existence of one or more well defined weaknesses. In these situations, loss of principal is likely if the weakness is not corrected. A substandard asset is inadequately protected by the current sound worth and paying capacity of the borrower or of the collateral pledged, if any. Assets so classified will have a well defined weakness or weaknesses that jeopardize the liquidation of the debt. Loss potential, while existing in the aggregate amount of substandard assets, does not have to exist in individual assets risk rated substandard.

•
Doubtful – A credit classified doubtful has all the weaknesses inherent in one classified substandard with the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable. The probability of loss is high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition, or liquidation procedures, capital injection, perfecting liens on additional collateral, and refinancing plans.

•
Loss – Credits classified loss are considered uncollectible and of such little value that their continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be affected in the future. Losses should be taken in the period in which they are identified as uncollectible. Partial charge-off versus full charge-off may be taken if the collateral offers some identifiable protection.

The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2011 and 2010:

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

September 30, 2010	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$18,547	$(33,812)	$104	$62,321	$47,160
Construction - speculative	21,841	(28,930)	523	32,912	26,346
Construction - custom	81	(359)	188	860	770
Land - acquisition & development	104,569	(105,576)	844	61,800	61,637
Land - consumer lot loans	1,298	(359)	11	3,843	4,793
Multi-family	1,878	(2,010)	—	5,182	5,050
Commercial real estate	1,344	(651)	3	2,469	3,165
Commercial & industrial	7,327	(8,902)	923	6,845	6,193
HELOC	377	(118)	—	327	586
Consumer	9,574	(6,670)	1,140	3,350	7,394
	$166,836	$(187,387)	$3,736	$179,909	$163,094

The Company recorded a  $93,104,000 provision for loan losses during the fiscal year ended September 30, 2011, while a  $179,909,000 provision was recorded for the year ended September 30, 2010. The provision for loan losses for 2011 was  $93,104,000, which was made up of the  $92,351,000 shown above plus  $753,000 in provision expense related to covered loans. Non-performing assets (“NPAs”) amounted to  $370,294,000, or 2.76%, of total assets at September 30, 2011, compared to  $434,530,000, or 3.22%, of total assets one year ago. Covered loans are not classified as non-performing loans because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under FDIC loss sharing agreements. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools. Non-accrual loans decreased from 245,532,000 at September 30, 2010, to  $210,465,000 at September 30, 2011, a 14.3% decrease. The Company had net charge-offs of  $98,285,000 for the twelve months ended September 30, 2011, compared with  $183,651,000 of net charge-offs for the same period one year ago. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet its contractual obligations.  $115,248,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining  $41,912,000 was made up of specific reserves on loans that were deemed to be impaired at September 30, 2011. For the period ending September 30, 2010,  $98,092,000 of the allowance was calculated under the formulas contained in our general allowance methodology and the remaining  $65,002,000 was made up of specific reserves on loans that were deemed to be impaired. The primary reasons for the shift in total allowance allocation from specific reserves to general reserves is due to the Company having already addressed many of the problem loans focused in the speculative construction and land A&D portfolios, combined with an increase in delinquencies and elevated charge-offs in the single-family residential portfolio.
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2011 and 2010:

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

September 30, 2010	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$41,057	$6,525,729	0.6%	$6,103	$26,107	23.4%
Construction - speculative	15,792	113,059	14.0	10,554	56,653	18.6
Construction - custom	770	254,454	0.3	—	1,930	—
Land - acquisition & development	19,296	59,819	32.3	42,341	247,411	17.1
Land - consumer lot loans	3,020	183,253	1.7	1,773	3,587	49.4
Multi-family	2,490	688,778	0.4	2,560	8,573	29.9
Commercial real estate	2,313	315,063	0.7	852	852	100.0
Commercial & industrial	5,374	82,251	6.5	819	819	100.0
HELOC	586	116,143	0.5	—	—	—
Consumer	7,394	92,625	8.0	—	—	—
	$98,092	$8,431,174	1.2%	$65,002	$345,932	18.8%
 ___________________

(1)	Excludes covered loans

The following tables provide information on loans based on credit quality indicators (defined in Note A) as of September 30, 2011 and 2010:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

September 30, 2010	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,395,018	$1,041	$155,778	$—	$—	$6,551,837
Construction - speculative	68,984	7,689	93,039	—	—	169,712
Construction - custom	256,384	—	—	—	—	256,384
Land - acquisition & development	110,088	9,868	187,274	—	—	307,230
Land - consumer lot loans	186,840	—	—	—	—	186,840
Multi-family	661,820	2,046	33,485	—	—	697,351
Commercial real estate	273,001	3,768	39,048	—	98	315,915
Commercial & industrial	62,699	10,436	9,758	—	177	83,070
HELOC	116,143	—	—	—	—	116,143
Consumer	90,497	1,150	977	—	—	92,624
	$8,221,474	$35,998	$519,359	$—	$275	$8,777,106
Total grade as a % of total gross loans	93.7%	0.4%	5.9%	—%	—%

Credit Risk Profile Based on Payment Activity:

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

September 30, 2010	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,428,214	98.1%	$123,623	1.9%
Construction - speculative	129,797	76.5	39,915	23.5
Construction - custom	256,384	100.0	—	—
Land - acquisition & development	242,347	78.9	64,883	21.1
Land - consumer lot loans	186,840	100.0	—	—
Multi-family	692,420	99.3	4,931	0.7
Commercial real estate	305,084	96.6	10,831	3.4
Commercial & industrial	82,699	99.6	371	0.4
HELOC	116,143	100.0	—	—
Consumer	91,647	98.9	977	1.1
	$8,531,575	97.2%	$245,531	2.8%

The following tables provide information on impaired loans based on loan types as of September 30, 2011 and 2010:

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675
____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.

September 30, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$3,385	$3,385	$—		$1,614
Construction - speculative	21,563	24,971	—		17,085
Construction - custom	—	—	—		—
Land - acquisition & development	24,011	35,594	—		38,957
Land - consumer lot loans	—	—	—		—
Multi-family	8,934	8,934	—		2,403
Commercial real estate	10,607	10,607	—		3,332
Commercial & industrial	3,632	3,632	—		953
HELOC	—	—	—		—
Consumer	—	—	—		—
	72,132	87,123	—		64,344
With an allowance recorded:
Single-family residential	241,683	241,684	10,321		214,799
Construction - speculative	45,754	45,754	10,554		37,991
Construction - custom	—	—	—		—
Land - acquisition & development	116,428	116,428	42,341		108,251
Land - consumer lot loans	—	—	1,773		—
Multi-family	7,783	7,783	2,560		4,793
Commercial real estate	5,216	5,216	852		1,480
Commercial & industrial	830	830	819		230
HELOC	—	—	—		—
Consumer	—	—	—		—
	417,694	417,695	69,220	(1)	367,544
Total:
Single-family residential	245,068	245,069	10,321		216,413
Construction - speculative	67,317	70,725	10,554		55,076
Construction - custom	—	—	—		—
Land - acquisition & development	140,439	152,022	42,341		147,208
Land - consumer lot loans	—	—	1,773		—
Multi-family	16,717	16,717	2,560		7,196
Commercial real estate	15,823	15,823	852		4,812
Commercial & industrial	4,462	4,462	819		1,183
HELOC	—	—	—		—
Consumer	—	—	—		—
	$489,826	$504,818	$69,220	(1)	$431,888

____________________

(1)	Includes $65,002,000 of specific reserves and $4,218,000 included in the general reserves.

Interest Receivable	12 Months Ended
Sep. 30, 2011
Interest Receivable [Abstract]
Interest Receivable	INTEREST RECEIVABLE

September 30,	2011	2010
	(In thousands)
Loans receivable	$38,997	$37,349
Mortgage-backed securities	11,293	9,159
Investment securities	2,042	2,512
	$52,332	$49,020

Premises and Equipment	12 Months Ended
Sep. 30, 2011
Premises and Equipment [Abstract]
Premises and Equipment
PREMISES AND EQUIPMENT

September 30,		2011	2010
		(In thousands)
	Estimated Useful Life
Land	—	$78,282	$76,786
Buildings	25 - 40	102,403	103,817
Leasehold improvements	7 - 15	6,919	5,512
Furniture, fixtures and equipment	2 - 10	31,036	26,769
		218,640	212,884
Less accumulated depreciation and amortization		(52,047)	(50,163)
		$166,593	$162,721

The Company has non-cancelable operating leases for branch offices. Future minimum net rental commitments for all non-cancelable leases, including maintenance and associated costs, were as follows:  $2.4 million for 2012,  $2.1 million for 2013,  $1.7 million for 2014,  $1.3 million for 2015 and  $2.1 million thereafter. Rental expense, including amounts paid under month-to-month cancelable leases, amounted to  $3,083,000,  $3,170,000 and  $2,710,000 in 2011, 2010 and 2009, respectively.

Customer Accounts	12 Months Ended
Sep. 30, 2011
Customer Accounts [Abstract]
Customer Accounts
CUSTOMER ACCOUNTS

September 30,	2011	2010
	(In thousands)
Checking accounts, .50% and under	$779,053	$666,372
Passbook and statement accounts, .50% and under	255,396	234,673
Insured money market accounts, .01% to .75%	1,627,739	1,653,717
Certificate accounts
Less than 2.00%	4,170,232	3,608,935
2.00% to 2.99%	1,229,918	1,929,112
3.00% to 3.99%	418,720	498,956
4.00% to 4.99%	174,854	237,852
5.00% to 5.99%	9,991	22,923
Total certificates	6,003,715	6,297,778
	$8,665,903	$8,852,540
Certificate maturities are as follows:
September 30,	2011	2010
	(In thousands)
Within 1 year	$3,973,028	$4,312,825
1 to 2 years	1,388,885	1,169,950
2 to 3 years	274,704	533,217
Over 3 years	367,098	281,786
	$6,003,715	$6,297,778

Customer accounts over  $250,000 totaled  $921,462,000 as of September 30, 2011 and  $893,338,000 as of September 30, 2010.

Interest expense on customer accounts consisted of the following:

Year ended September 30,	2011	2010	2009
	(in thousands)
Checking accounts	$1,908	$2,299	$3,144
Passbook and statement accounts	682	1,100	1,441
Insured money market accounts	7,148	12,121	16,488
Certificate accounts	106,878	131,567	171,062
	116,616	147,087	192,135
Less early withdrawal penalties	(781)	(727)	(700)
	$115,835	$146,360	$191,435
Weighted average interest rate at end of year	1.14%	1.51%	1.96%
Weighted daily average interest rate during the year	1.32%	1.69%	2.56%

FHLB Advances	12 Months Ended
Sep. 30, 2011
FHLB Advances [Abstract]
Federal Home Loan Bank Advances
FHLB ADVANCES

Maturity dates of FHLB advances were as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	—	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
	$1,962,066	$1,865,548

 $1,150,000,000 of the 2011 advances and  $1,350,000,000 of the 2010 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	$1,100,000	$400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	—	200,000
	$1,962,066	$1,865,548

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2011	2010	2009
	(In thousands)
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interest rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	$1,883,135	$2,070,843	$2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	81,994	92,402	94,048

FHLB advances are collateralized as provided for in the Advances, Pledge and Security Agreement by all FHLB stock owned by the Company, deposits with the FHLB and certain mortgages or deeds of trust securing such properties as provided in the agreements with the FHLB. As a member of the FHLB of Seattle, the Company currently has a credit line of 50% of the total assets of the Bank, subject to collateralization requirements.

Other Borrowings	12 Months Ended
Sep. 30, 2011
Other Borrowings [Abstract]
Other Borrowings
OTHER BORROWINGS

Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	300,000	—
4 to 5 years	300,000	500,000
More than 5 years	200,000	300,000
	$800,000	$800,000

 $500,000,000 of the 2011 and 2010 reverse repurchase agreements and other borrowings included in the above table are callable by the counterparty. If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$200,000	$—
1 to 3 years	300,000	500,000
4 to 5 years	300,000	200,000
More than 5 years	—	100,000
	$800,000	$800,000

Other borrowings on the Consolidated Statements of Financial Condition at both September 30, 2011 and 2010 included the  $800,000,000 of reverse repurchase agreements presented in the table above.

The Bank enters into sales of reverse repurchase agreements. Fixed-coupon reverse repurchase agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. During the three years ended September 30, 2011, all of the Company’s transactions were fixed-coupon reverse repurchase agreements. The dollar amount of securities underlying the agreements remain in the asset accounts. The securities pledged are registered in the Company’s name, and principal and interest payments are received by the Company; however, the securities are held by the designated trustee of the broker. Upon maturity of the agreements, the identical securities pledged as collateral will be returned to the Company.

Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase and other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	3.90%	3.90%	3.90%
Weighted daily average interest rate during the year	3.73%	3.90%	3.90%
Daily average of securities sold under agreements to repurchase	$800,000	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	29,867	29,867	31,061

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	—%	—%	5.98%
Weighted daily average interest rate during the year	—%	4.98%	0.69%
Daily average of other borrowings	—	$9,479	$191,989
Maximum other borrowings at any month end	—	14,310	240,600
Interest expense during the year	—	22	1,327

Income Taxes	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes
INCOME TAXES
The Consolidated Statements of Financial Condition at September 30, 2011 and 2010 include net deferred tax liabilities of  $17,075,000 and  $21,951,000, respectively, that have been provided for the temporary differences between the tax basis and the financial statement carrying amounts of liabilities and assets. The major sources of these temporary differences and their deferred tax effects were as follows:

September 30,	2011	2010
	(In thousands)
Deferred tax assets
Loan loss reserves	$56,930	$59,936
REO reserves	41,268	32,986
Asset Purchase Tax Basis Difference (net)	27,068	22,738
Delinquent accrued interest	7,380	4,060
Other, net	1,236	1,361
Total deferred tax assets	133,882	121,081
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	24,973	40,444
Federal Home Loan Bank stock dividends	36,161	36,158
Valuation adjustment on available-for-sale securities	49,845	28,866
Loan origination costs	13,098	13,183
Depreciation	24,751	21,578
Deferred gain on forward commitments	890	1,225
Core deposit intangible	1,239	1,578
Total deferred tax liabilities	150,957	143,032
Net deferred tax asset (liability)	(17,075)	(21,951)
Current tax asset (liability)	15,540	30,044
Net tax asset (liability)	$(1,535)	$8,093

A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2011	2010	2009
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	(32)	—
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	4%	36%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Balance at October 1,	$3,893	$44,781
Tax positions related to current year:
Additions	—	271
Reductions	—	—
Tax positions related to prior years:
Additions	520	3,064
Reductions	—	—
Settlements with taxing authorities	—	(43,315)
Lapses in statues of limitations	(222)	(908)
Balance at September 30,	$4,191	$3,893

As of September 30, 2011 and 2010, the Company's liability for uncertain tax positions was  $3.0 million and  $2.9 million, respectively. Included in the balance of unrecognized tax benefits at September 30, 2011, are  $1.2 million of tax benefits that, if recognized, would affect the effective tax rate. The Company records interest and penalties related to uncertain tax positions in income tax expense. As of September 30, 2011 and 2010, there were approximately  $1.6 million and  $1.2 million, respectively, of accrued interest and  $0.3 million and  $0.3 million, respectively, of accrued penalties.
Based on current information the Company does not expect that changes in the amount of unrecognized tax benefits over the next twelve months will have a significant impact on the results of operations or the financial position of the Company.
The Company's federal income tax returns are open for the tax years 2007 through 2011. State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states. The Company has various state income tax returns in the process of examination, administrative appeals or litigation. The Company's unrecognized tax benefits are related to state returns open from 1999 through 2010.
The Company has been examined by the Internal Revenue Service through the year ended September 30, 1990. There were no material changes made to the Company's originally reported taxable income as a result of this examination.

401(k) Plan and Employee Stock Ownership Plan	12 Months Ended
Sep. 30, 2011
401K Plan [Abstract]
401(k) Plan
401(k) AND EMPLOYEE STOCK OWNERSHIP PLAN

The Company maintains a 401(k) and Employee Stock Ownership Plan (Plan) for the benefit of its employees. Company contributions are made semi-annually as approved by the Board of Directors. Such amounts are not in excess of amounts permitted by the Employee Retirement Income Security Act of 1974.

Plan participants may make voluntary after-tax contributions of their considered earnings as defined by the Plan. In addition, participants may make pre-tax contributions up to the statutory limits through the 401(k) provisions of the Plan. The annual addition from contributions to an individual participant's account in this Plan cannot exceed the lesser of 100% of base salary or  $49 thousand. Under provisions of the Plan, employees are eligible to participate on the date of hire and become fully vested in the Company's contributions following six years of service. In August 1995 the Company received a favorable determination from the Internal Revenue Service to include an Employee Stock Ownership feature as part of the Plan. This feature allows employees to direct a portion of their vested account balance toward the purchase of Company stock. Company contributions to the Plan amounted to  $5,400,000,  $4,800,000 and  $4,200,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Stock Options	12 Months Ended
Sep. 30, 2011
Stock Options [Abstract]
Stock Options
STOCK OPTION PLANS

The Company has one equity-based compensation plan which was approved by stockholders and provides for a combination of stock options and stock grants. Option awards are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on 5 years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. Stockholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan. Of the 5,000,000 total shares authorized by stockholders under the Plan, 4,629,350 shares remain available for issuance.

The fair value of options granted is estimated on the date of grant using the Black-Scholes option-pricing model. This model requires input of highly subjective assumptions, changes to which can materially affect the fair value estimate. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding. The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2011	2010	2009
Annual dividend yield	1.89%	1.20%	3.83%
Expected volatility	30%	26%	24%
Risk-free interest rate	2.00%	2.20%	1.73%
Expected life	4.5 years	4.5 years	4.5 years

A summary of option activity under the Plans as of September 30, 2011, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2010	2,643,307	$20.16
Granted	370,650	16.84
Exercised	(109,790)	14.84
Forfeited	(162,927)	19.43
Outstanding at September 30, 2011	2,741,240	$19.97	5	$344
Exercisable at September 30, 2011	1,732,382	$20.79	3	$85

Miscellaneous information related to stock options is presented below:

	2011	2010	2009
Compensation cost for stock options	1,087,000	1,213,000	1,327,000
Weighted avg. grant date FV	4	4	2
Total intrinsic value of options exercised	259,000	975,000	65,000
Grant date FV of options exercised	312,000	482,000	57,000
Cash received from option exercises	1,630,000	1,760,000	158,000
Tax benefit realized for option exercises	37,000	227,000	21,000

A summary of the status of the Company's nonvested options as of September 30, 2011, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2010	1,217,083	$2.66
Granted	370,650	3.89
Vested	(486,094)	2.86
Forfeited	(92,781)	2.66
Outstanding at September 30, 2011	1,008,858	$3.02

As of September 30, 2011, unrecognized compensation cost for stock options, net of forfeitures, totaled  $2,227,000, which is expected to be recognized over a weighted average remaining period of 1.8 years.
The Company also grants shares of restricted stock pursuant to its plans. These shares of restricted stock vest over a period of one to seven years. The Company has issued a total of 496,985 shares of restricted stock, with a fair market value at the date of grant of  $9.0 million As of September 30, 2011, 312,832 shares remained restricted. The Company accounts for restricted stock grants by recording the fair value of the grant to compensation expense over the vesting period. Compensation expense related to restricted stock was  $1,537,000,  $1,055,000 and  $864,000 for the years ended September 30, 2011, 2010 and 2009, respectively.

Equity	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Equity
STOCKHOLDERS' EQUITY

The Bank is subject to various regulatory capital requirements administered by the Office of the Comptroller of the Currency (OCC). Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary action by regulators that, if undertaken, could have a direct material effect on the Company's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about capital components, risk-weightings and other factors. The Company and the Bank are subject to certain restrictions on the amount of dividends that they may declare without prior regulatory approval.

As of September 30, 2011 and 2010 , the OCC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the following table. There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2011	(In thousands)
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA
September 30, 2010
Total capital to risk-weighted assets	$1,619,206	23.39%	$553,761	8.00%	$692,201	10.00%
Tier I capital to risk-weighted assets	1,534,681	22.17	NA	NA	415,321	6.00
Core capital to adjusted tangible assets	1,534,681	11.67	NA	NA	657,606	5.00
Core capital to total assets	1,534,681	11.67	394,563	3.00	NA	NA
Tangible capital to tangible assets	1,534,681	11.67	197,282	1.50	NA	NA

On September 15, 2009, the Company issued additional common stock in a follow on offering for the first time since going public in 1982. Net proceeds received totaled  $333,176,688 upon the issuance of 24,150,000 additional common shares. The use of the proceeds from this offering will be used for general corporate purposes, which may include capital to support growth and acquisition opportunities.

At periodic intervals, the OCC, the Federal Reserve and the Federal Deposit Insurance Corporation (FDIC) routinely examine the Company's and the Bank's financial statements as part of their oversight. Based on their examinations, these regulators can direct that the Company's or Bank's financial statements be adjusted in accordance with their findings. The extent to which forthcoming regulatory examinations may result in adjustments to the financial statements cannot be determined; however, no adjustments were proposed as a result of the most recent examination which concluded in June, 2011.

On July 28, 2010, the Bank entered into a memorandum of understanding with the Office of Thrift Supervision (OTS) that requires the Bank to take a number of actions, including among other things: (1) develop a written enterprise risk management program; (2) enhance policies and procedures with respect to construction lending, portfolio valuation and interest rate risk management; (3) develop action plans and programs in the areas of consumer compliance, fair lending, information technology, business continuity and information security; and (4) monitor the Bank's performance results against its business plan. The memorandum of understanding does not affect dividend policy or require additional capital. The memorandum of understanding and our compliance with it is being monitored by the OCC since the OTS was abolished on July 22, 2011.

Management believes that it is has now substantially completed the measures required by the memorandum of understanding, although compliance will be determined by the OCC and not by the Bank.

The Company has an ongoing stock repurchase program. 3,804,800 were repurchased during 2011 at a weighted average cost of  $15.68. No shares were repurchased during 2010. As of September 30, 2011, management had authorization from the Board of Directors to repurchase up to 9,083,514 additional shares.

Fair Value of Financial Measurements	12 Months Ended
Sep. 30, 2011
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
FAIR VALUES OF FINANCIAL INSTRUMENTS
U.S. GAAP requires disclosure of fair value information about financial instruments, whether or not recognized on the statement of financial condition, for which it is practicable to estimate those values. Certain financial instruments and all non-financial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value estimates presented do not reflect the underlying fair value of the Company. Although Management is not aware of any factors that would materially affect the estimated fair value amounts presented, such amounts have not been comprehensively revalued for purposes of these financial statements since that date, and therefore, estimates of fair value subsequent to that date may differ significantly from the amounts presented below.

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial assets
Cash and cash equivalents	$816,002	$816,002	$888,622	$888,622
Available-for-sale securities:
Equity securities	—	—	—	—
Obligations of U.S. government	190,527	190,527	341,006	341,006
Obligations of states and political subdivisions	23,568	23,568	—	—
Obligations of foreign governments	—	—	—	—
Corporate debt securities	29,959	29,959	10,000	10,000
Mortgage-backed securities
Agency pass-through certificates	3,011,090	3,011,090	2,130,087	2,130,087
Other debt securities	—	—	—	—
Total available-for-sale securities	3,255,144	3,255,144	2,481,093	2,481,093
Held-to-maturity securities:
Equity securities	—	—	—	—
Obligations of U.S. government	—	—	—	—
Obligations of states and political subdivisions	1,950	2,023	7,055	7,269
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	—	—	—
Mortgage-backed securities
Agency pass-through certificates	45,086	48,593	73,052	77,631
Other debt securities	—	—	—	—
Total held-to-maturity securities	47,036	50,616	80,107	84,900
Loans receivable	7,935,877	8,479,307	8,423,703	8,899,937
Covered loans	382,183	375,027	534,474	534,474
FDIC indemnification asset	98,871	101,751	131,128	131,128
FHLB stock	151,755	151,755	151,748	151,748
Financial liabilities
Customer accounts	8,665,903	8,557,357	8,852,540	8,811,009
FHLB advances and other borrowings	2,762,066	3,038,127	2,665,548	2,965,921

The following methods and assumptions were used to estimate the fair value of financial instruments:

Cash and cash equivalents – The carrying amount of these items is a reasonable estimate of their fair value.

Available-for-sale securities and held-to-maturity securities – Securities at fair value are priced using model pricing based on the securities' relationship to other benchmark quoted prices as provided by an independent third party, and under the provisions of the Fair Value Measurements and Disclosures topic of the FASB Accounting Standards Codification are considered a Level 2 input method.

Loans receivable and covered loans – For certain homogeneous categories of loans, such as fixed- and variable-rate residential mortgages, fair value is estimated for securities backed by similar loans, adjusted for differences in loan characteristics, using the same methodology described above for AFS and HTM securities. The fair value of other loan types is estimated by discounting the future cash flows and estimated prepayments using the current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining term. Some loan types were valued at carrying value because their floating rate or expected maturity characteristics. Net deferred loan fees are not included in the fair value calculation but are included in the carrying amount.

FDIC indemnification asset – The fair value of the indemnification asset is estimated by discounting the expected future cash flows using the current rates .

FHLB stock – The fair value is based upon the redemption value of the stock which equates to its carrying value.

 Customer accounts – The fair value of demand deposits, savings accounts, and money market accounts is the amount payable on demand at the reporting date. The fair value of fixed-maturity certificates of deposit is estimated by discounting the estimated future cash flows using the rates currently offered for deposits with similar remaining maturities.

FHLB advances and other borrowings – The fair value of FHLB advances and other borrowings is estimated by discounting the estimated future cash flows using rates currently available to the Company for debt with similar remaining maturities.

Financial Information of WFI	12 Months Ended
Sep. 30, 2011
Financial Information WFI [Abstract]
Financial Information of WFI
FINANCIAL INFORMATION – WASHINGTON FEDERAL, INC.
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2011	2010
	(In thousands)
Assets
Cash	$27,699	$4,646
Investment in subsidiary	1,885,498	1,842,081
Other Assets	37	—
Dividend receivable	—	—
Total assets	$1,913,234	$1,846,727
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	6,700	5,580
Other liabilities	1	—
Total liabilities	6,701	5,580
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	$129,854	$129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147
Total liabilities and stockholders’ equity	$1,913,234	$1,846,727

Statements of Operations
Year ended September 30,	2011	2010	2009
	(In thousands)
Income
Dividends from subsidiary	$100,600	$—	$18,833
Other	—	14	24
Total Income	100,600	14	18,857
Expense
Miscellaneous	626	1,046	1,996
Total expense	626	1,046	1,996

Net income before equity in undistributed net income of subsidiary	99,974	(1,032)	16,861
Equity in undistributed net income of subsidiary	11,167	119,324	30,611
Income before income taxes	111,141	118,292	47,472
Income tax benefit	—	361	700
Net income	$111,141	$118,653	$48,172
Preferred dividends accrued	—	—	7,488
Net income available to common shareholders	$111,141	$118,653	$40,684

Statements of Cash Flows	2011	2010	2009
	(In thousands)
Cash Flows From Operating Activities
Net income	$111,141	$118,653	$48,172
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,382)	(119,324)	(30,611)
Decrease (increase) in dividend receivable	—	—	18,434
Decrease (increase) in other assets	(37)	1,309	(434)
Increase (decrease) in other liabilities	1,121	(421)	(11,589)
Net cash provided by (used in) operating activities	107,843	217	23,972
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	—	—	1,341
Net proceeds from follow on stock offering		—	333,177
Downstream stock offering proceeds to the Bank	—	—	(300,000)
Proceeds from issuance of preferred stock and warrants			200,000
Preferred stock redeemed			(200,000)
Increase (decrease) in borrowings	—	(14,310)	—
Treasury stock purchased	(59,680)	—	—
Dividends paid on preferred stock			(5,361)
Dividends paid on common stock	(26,796)	(22,450)	(18,847)
Net cash used by financing activities	(84,790)	(34,820)	10,490
Increase (decrease) in cash	23,053	(34,603)	34,462
Cash at beginning of year	4,646	39,249	4,787
Cash at end of year	$27,699	$4,646	$39,249

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Sep. 30, 2011
Selected Quartelry Financial Data [Abstract]
Selected Quarterly Financial Data
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2011 and 2010:

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%

Year Ended September 30, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,670	$165,034	$167,371	$165,485
Interest expense	67,905	67,994	68,086	65,116
Net interest income	97,765	97,040	99,285	100,369
Provision for loan losses	69,750	63,423	20,736	26,000
Other operating income (REO expense)	11,518	74,419	(25,877)	(20,105)
Other operating expense	26,977	39,961	32,877	31,665
Income before income taxes	12,556	68,075	19,795	22,599
Income taxes	4,645	(14,036)	7,127	6,636
Net income	$7,911	$82,111	$12,668	$15,963
Basic earnings per share	$0.08	$0.73	$0.11	$0.14
Diluted earnings per share	0.07	0.73	0.11	0.14
Cash dividends per share	0.05	0.05	0.05	0.05
Return of average assets	0.25%	2.44%	0.37%	0.47%

Fair Value Measurements	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair Value Measurements
Fair Value Measurements
U.S. GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. U.S. GAAP also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:
Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active exchange markets that the entity has the ability to access as of the measurement date.
Level 2: Significant other observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data.
Level 3: Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.
The following is a description of the valuation methodologies used to measure and report fair value of financial assets and liabilities on a recurring or nonrecurring basis:
Measured on a Recurring Basis
Securities
Securities available for sale are recorded at fair value on a recurring basis. Fair value is determined with quoted prices for similar assets or liabilities, quoted prices in markets that are not active and other inputs that are observable or can be corroborated by observable market data (Level 2).

The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2011:

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	—	534	—	534
Obligations of U.S. government	—	189,993	—	189,993
Obligations of states and political subdivisions	—	23,568	—	23,568
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	29,959	—	29,959
Agency pass through mortgage-backed securities	—	3,011,090	—	3,011,090
Other debt securities	—	—	—	—
Balance at end of period	—	3,255,144	—	3,255,144

There were no transfers between, into and/or out of Levels 1, 2 or 3 during the quarter ended September 30, 2011.
Measured on a Nonrecurring Basis
Impaired Loans & Real Estate Held for Sale
From time to time, and on a nonrecurring basis, fair value adjustments to collateral dependent loans and real estate held for sale are recorded to reflect write-downs of principal balances based on the current appraised or estimated value of the collateral.
Real estate held for sale consists principally of properties acquired through foreclosure.
The following table presents the aggregated balance of assets measured at estimated fair value on a nonrecurring basis for the year ended September 30, 2011, and the total losses resulting from those fair value adjustments for the quarter and year ended September 30, 2011. The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2011						Quarter Ended September 30, 2011	Year Ended September 30, 2011
	Level 1		Level 2		Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	—	$—	—	$242,159	$242,159	$1,660	$37,550
Covered REO (2)	—	—	—	—	24,149	24,149	9,752	9,752
Real estate held for sale (2)	—	—	—	—	90,914	90,914	20,244	50,788
Balance at end of period	$—		$—		$357,222	$357,222	$31,656	$98,090
 ___________________

(1)	The losses represents remeasurements of collateral dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
There were no liabilities carried at fair value, measured on a recurring or nonrecurring basis, at September 30, 2011.

Covered Assets	12 Months Ended
Sep. 30, 2011
Covered Assets [Abstract]
Covered Assets
Covered Assets
Covered assets represent loans and real estate held for sale acquired from the FDIC that are subject to loss sharing agreements and were  $438,566,000 as of September 30, 2011, versus  $578,629,000 as of September 30, 2010.

The Company evaluated the acquired loans for impairment. Loans are accounted for under ASC 310-30 when there is evidence of credit deterioration since origination and for which it is probable, at acquisition, that the Company would be unable to collect all contractually required payments. The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2011 and 2010:

	September 30, 2011			September 30, 2010
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$9,235	$46,214	$55,449	$7,872	$58,863	$66,735
Construction – speculative	8,006	1,315	9,321	24,353	5,277	29,630
Construction – custom	2,799	—	2,799	6,533	394	6,927
Land – acquisition & development	32,159	15,058	47,217	78,308	24,674	102,982
Land – consumer lot loans	499	654	1,153	499	1,314	1,813
Multi-family	9,333	34,906	44,239	12,342	41,916	54,258
Commercial real estate	101,599	148,464	250,063	127,844	181,143	308,987
Commercial & industrial	35,993	22,881	58,874	45,214	38,340	83,554
HELOC	1,829	21,730	23,559	1,911	24,676	26,587
Consumer	1,485	1,199	2,684	1,956	1,955	3,911
Total covered loans	$202,937	$292,421	$495,358	$306,832	$378,552	$685,384
Allowance for losses	(3,766)	—	(3,766)	—	—	—
	$199,171	$292,421	$491,592	$306,832	$378,552	$685,384
Discount			(109,409)			(150,910)
Covered loans, net			$382,183			$534,474

Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2011 and 2010:

	September 30, 2011				September 30, 2010
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$27,019	$190,530	$39,813	$343,944	$—	$—	$—	$—
Additions	—	—	—	—	36,731	246,383	50,000	425,000
Reclassification from nonaccretable balance, net	24,025	—	—	—	—	—	—	—
Accretion	(13,972)	13,972	(9,443)	9,443	(9,712)	9,712	(10,187)	10,187
Transfers to REO	—	(54,638)	—	—	—	(34,536)	—	—
Payments received, net	—	(33,803)	—	(83,499)	—	(31,029)	—	(91,243)
Balance at end of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944

At September 30, 2011, none of the acquired impaired or non-impaired loans were classified as non-performing assets. Therefore, interest income, through accretion of the difference between the carrying amount of the loans and the expected cash flows, was recognized on all acquired loans. The allowance for credit losses related to the acquired loans results from decreased expectations of future cash flows due to increased credit losses for certain acquired loan pools.
The outstanding principal balance of acquired loans was  $491,592,000 and  $685,384,000 as of September 30, 2011 and September 30, 2010, respectively. The discount balance related to the acquired loans was  $109,409,000 and  $150,910,000 as of September 30, 2011 and September 30, 2010, respectively.
The following table shows the year to date activity for the FDIC indemnification asset:

	September 30, 2011	September 30, 2010
	(In thousands)
Balance at beginning of period	$131,128	$—
Additions	7,707	227,500
Payments received	(32,828)	(92,551)
Amortization	(10,239)	(8,150)
Accretion	3,103	4,329
Balance at end of period	$98,871	$131,128

The following tables provide information on covered loans based on credit quality indicators (defined in Note A) as of September 30, 2011:
Credit Risk Profile by Internally Assigned Grade:

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2011.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$46,214	$43,445	$1,034	$30	$1,705	$2,769	5.99%
Construction - speculative	1,315	1,315	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	15,058	13,344	487	—	1,227	1,714	11.38%
Land - consumer lot loans	654	527	16	—	111	127	19.42%
Multi-family	34,906	33,398	—	—	1,508	1,508	4.32%
Commercial real estate	148,464	142,060	1,527	—	4,877	6,404	4.31%
Commercial & industrial	22,881	18,049	3,606	703	523	4,832	21.12%
HELOC	21,730	20,339	731	391	269	1,391	6.40%
Consumer	1,199	1,123	31	8	37	76	6.34%
	$292,421	$273,600	$7,432	$1,132	$10,257	$18,821	6.44%

Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Cash and cash equivalents	Cash and cash equivalents. Cash and cash equivalents include cash on hand, amounts due from banks, overnight investments and repurchase agreements with an initial maturity of three months or less.
Investments and mortgage-backed securities
Investments and mortgage-backed securities. The Company accounts for investments and mortgage-backed securities in two categories: held-to-maturity and available-for-sale.
Premiums and discounts on investments are deferred and recognized over the life of the asset, using the effective interest method.
Realized gains and losses on securities sold as well as other than temporary impairment charges, are shown on the Consolidated Statements of Operations under the Other Income (Loss) heading.

Held-to-maturity securities
Held-to-maturity securities - Securities classified as held-to-maturity are accounted for at amortized cost, but the Company must have both the positive intent and the ability to hold those securities to maturity. There are very limited circumstances under which securities in the held-to-maturity category can be sold without jeopardizing the cost basis of accounting for the remainder of the securities in this category.

Available-for-sale securities
Available-for-sale securities - Securities not classified as held-to-maturity are considered to be available-for-sale. Gains and losses realized on the sale of these securities are accounted for based on the specific identification method. Unrealized gains and losses for available-for-sale securities are excluded from earnings and reported as a net amount in the accumulated other comprehensive income component of stockholders' equity.

Covered loans
Covered loans. Covered loans are the loans acquired from Horizon in 2010 recorded at their estimated fair market value. Loans that were classified as non-performing loans by Horizon are no longer classified as non-performing because, at acquisition, the carrying value of these loans was adjusted to reflect fair value and are covered under the FDIC loss sharing agreements. Management believes that the new book value reflects an amount that will ultimately be collected.

Covered real estate held for sale
Covered real estate held for sale. Covered real estate held for sale represents the foreclosed properties that were originally Horizon loans. Covered real estate held for sale is carried at the estimated fair market value of the repossessed real estate. The covered loans and covered real estate held for sale are collectively referred to as “covered assets”.

FDIC Indemnification asset	FDIC indemnification asset. FDIC indemnification asset is the receivable recorded from due to guarantee provided by the FDIC on the covered assets.
Premises and equipment
Premises and equipment. Premises and equipment are stated at cost, less accumulated depreciation. Depreciation is computed on the straight-line method over the estimated useful lives of the respective assets. Expenditures are capitalized for betterments and major renewals. Charges for ordinary maintenance and repairs are expensed to operations as incurred.

Real estate held for sale
Real estate held for sale. Properties acquired in settlement of loans or acquired for development are recorded at the lower of cost or fair value less selling costs. Subsequent declines in valuation are recorded as additional expense in gain (loss) on real estate acquired through foreclosure line item.

Intangible assets
Intangible assets. Goodwill represents the excess of the cost of businesses acquired over the fair value of the net assets acquired. The core deposit intangibles and non-compete agreement intangible are acquired assets that lack physical substance but can be distinguished from goodwill. Goodwill is evaluated for impairment on an annual basis. Other intangible assets are amortized over their estimated lives and are subject to impairment testing when events or circumstances change. If circumstances indicate that the carrying value of the assets may not be recoverable, an impairment charge could be recorded. No impairment of intangible assets has ever been identified. The Company amortizes the two core deposit intangibles on a straight line basis over their estimated lives of 7 and 8 years; the non-compete agreement intangible, which was fully amortized as of September 30, 2010, was amortized on a straight-line basis over its life of five years.
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2009	$251,653	$2,469	$2,675	$256,797
Additions	—	—	3,064	3,064
Amortization	—	(694)	(1,449)	(2,143)
Balance at September 30, 2010	251,653	1,775	4,290	257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271

The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense (in thousands)

2012	$918
2013	918
2014	918
2015	618
2016	—

Deferred fees and discounts on loans	Deferred fees and discounts on loans. Loan discounts and loan fees are deferred and recognized over the life of the loans using the effective interest method.
Accounting for stock-based compensation
Accounting for stock-based compensation. The Company records an expense for the estimated fair value of equity awards over the vesting period. See Note L for additional information. Stock options that were not dilutive but were outstanding as of September 30, 2011, 2010 and 2009 were 2,190,123, 1,941,633 and 2,401,764, respectively.

Use of estimates
Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates reported in the financial statements include the allowance for loan losses, intangible assets, deferred taxes and contingent liabilities. Actual results could differ from these estimates.

Loans Receivable
Loans receivable - When a borrower fails to make a required payment on a loan, the Company attempts to cure the deficiency by contacting the borrower. Contact is made after a payment is 30 days past its grace period. In most cases, deficiencies are cured promptly. If the delinquency is not cured within 90 days, the Company may institute appropriate action to foreclose on the property. If foreclosed, the property is sold at a public sale and may be purchased by the Company.
The Company will consider modifying the interest rates and terms of a loan if it determines that a modification is a better alternative to foreclosure.
Loans are placed on nonaccrual status when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. When a loan is placed on nonaccrual status, previously accrued but unpaid interest is deducted from interest income. The Company does not accrue interest on loans 90 days or more past due. If payment is made on a loan so that the loan becomes less than 90 days past due, and the Company expects full collection of principal and interest, the loan is returned to full accrual status. Any interest ultimately collected is credited to income in the period of recovery. A loan is charged-off when the loss is estimable and it is confirmed that the borrower will not be able to meet contractual obligations.
The Company maintains an allowance for loan losses to absorb losses inherent in the loan portfolio. The allowance is based on ongoing, quarterly assessments of the probable and estimable losses inherent in the loan portfolio. The Company's methodology for assessing the appropriateness of the allowance consists of two components, which include the general allowance and specific allowances.
The general loan loss allowance is established by applying a loss percentage factor to the different loan types. Management believes loan types are the most relevant factor to group loans for the allowance calculation as the risk characteristics in these groups are similar. The loss percentage factor is made up of two parts - the historical loss factor (“HLF”) and the qualitative loss factor (“QLF”). The HLF takes into account historical charge-offs, while the QLF is determined by loan type and allows management to augment reserve levels to reflect the current environment and portfolio performance trends including recent charge-off trends. Allowances are provided based on management's continuing evaluation of the pertinent factors underlying the quality of the loan portfolio, including changes in the size and composition of the loan portfolio, actual loan loss experience, current economic conditions, collateral values, geographic concentrations, seasoning of the loan portfolio, specific industry conditions, and the duration of the current business cycle. The recovery of the carrying value of loans is susceptible to future market conditions beyond the Company's control, which may result in losses or recoveries differing from those provided.
Specific allowances are established for loans which are individually evaluated, in cases where management has identified significant conditions or circumstances related to a loan that management believes indicate the probability that a loss has been incurred.
Impaired loans consist of loans receivable that are not expected to have their principal and interest repaid in accordance with their contractual terms. Collateral dependent impaired loans are measured using the fair value of the collateral, less selling costs. Non-collateral dependent loans are measured at the present value of expected future cash flows.
The Company receives fees for originating loans in addition to various fees and charges related to existing loans, which may include prepayment charges, late charges and assumption fees. Deferred loan fees and costs are recognized over the life of the loans using the effective interest method.

Significant Accounting Policies Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2011
Summary of Significant Accounting Policies [Abstract]
Schedule of intangible assets
The balance of the Company's intangible assets was as follows, which includes the additional goodwill discussed above:

	Goodwill	Servicing Rights Intangible	Core Deposit Intangible	Total
	(In thousands)

Balance at September 30, 2009	$251,653	$2,469	$2,675	$256,797
Additions	—	—	3,064	3,064
Amortization	—	(694)	(1,449)	(2,143)
Balance at September 30, 2010	251,653	1,775	4,290	257,718
Additions	—	—	—	—
Amortization	—	(529)	(918)	(1,447)
Balance at September 30, 2011	$251,653	$1,246	$3,372	$256,271

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense (in thousands)

2012	$918
2013	918
2014	918
2015	618
2016	—

Investment Securities (Tables)	12 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investments by contractual maturity date

September 30,	2011
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$34	$—	$534	4.00%
1 to 5 years	—	—	—	—	—
5 to 10 years	9,300	4,547	—	13,847	10.38%
Over 10 years	175,515	631	—	176,146	2.57%
Corporate bonds due
5 to 10 years	30,000	284	(325)	29,959	4.00%
Municipal bonds due
Over 10 years	20,461	3,107	—	23,568	6.45%
Mortgage-backed securities
Agency pass-through certificates	2,883,734	127,356	—	3,011,090	4.72%
	3,119,510	135,959	(325)	3,255,144	4.62%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	405	5	—	410	6.52%
5 to 10 years	1,545	68	—	1,613	5.60%
Over 10 years	—	—	—	—	—%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	45,086	3,507	—	48,593	5.31%
	47,036	3,580	—	50,616	5.33%
	$3,166,546	$139,539	$(325)	$3,305,760	4.63%

September 30,	2010
	Amortized Cost	Gross Unrealized		Fair Value	Yield
		Gains	Losses
	(In thousands)
Available-for-sale securities
U.S. government and agency securities due
Within 1 year	$500	$26	$—	$526	4.00%
1 to 5 years	25,000	180	—	25,180	3.25%
5 to 10 years	158,915	5,344	(105)	164,154	3.59%
Over 10 years	150,000	1,161	(15)	151,146	3.50%
Corporate bonds due
5 to 10 years	10,000	—	—	10,000	6.00%
Mortgage-backed securities
Agency pass-through certificates	2,058,130	72,853	(896)	2,130,087	5.26%
	2,402,545	79,564	(1,016)	2,481,093	5.02%
Held-to-maturity securities
Tax-exempt municipal bonds due
1 to 5 years	1,105	65	—	1,170	6.11%
5 to 10 years	1,940	115	—	2,055	5.67%
Over 10 years	4,010	34	—	4,044	5.60%
U.S. government and agency securities due
1 to 5 years	—	—	—	—	—%
Mortgage-backed securities
Agency pass-through certificates	73,052	4,579	—	77,631	5.59%
	80,107	4,793	—	84,900	5.60%
	$2,482,652	$84,357	$(1,016)	$2,565,993	5.04%

Schedule of unrealized losses and fair value of securities
The following table shows the unrealized gross losses and fair value of securities at September 30, 2011, by length of time that individual securities in each category have been in a continuous loss position. The Company had no securities in a continuous loss position for 12 or more months at September 30, 2011, which consisted of mortgage-backed securities. Management believes that the declines in fair value of these investments are not an other than temporary impairment.

As of September 30,	2011
	Less than 12 months		12 months or more		Total
	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value	Unrealized Gross Losses	Fair Value
	(In thousands)
U.S. agency securities	$(325)	$9,675	$—	$—	$(325)	$9,675
Agency pass-through certificates	—	—	—	—	—	—
	$(325)	$9,675	$—	$—	$(325)	$9,675

Loans Receivable (excluding Covered Loans) (Tables)	12 Months Ended
Sep. 30, 2011
Loans Receivable [Abstract]
Schedule of Loans Receivable (excluding Covered Loans)

September 30,	2011		2010
	$	%	$	%
	(In thousands)		(In thousands)
Single-family residential	$6,218,878	74.9%	6,551,837	74.8%
Construction - speculative	140,459	1.7	169,712	1.9
Construction - custom	279,851	3.4	256,384	2.9
Land - acquisition & development	200,692	2.4	307,230	3.5
Land - consumer lot loans	163,146	2.0	186,840	2.1
Multi-family	700,673	8.4	697,351	7.9
Commercial real estate	303,442	3.7	315,915	3.6
Commercial & industrial	109,332	1.3	83,070	0.9
HELOC	115,092	1.4	116,143	1.3
Consumer	67,509	0.8	92,624	1.1
	8,299,074	100.0%	8,777,106	100.0%

Less:
Allowance for loan losses	157,160		163,094
Loans in process	170,229		154,171
Deferred net origination fees	35,808		36,138
	363,197		353,403
	$7,935,877		$8,423,703

Schedule of fixed and adjustable rate loans
The Company originates fixed and adjustable interest rate loans, which at September 30, 2011 consisted of the following:

Fixed-Rate		Adjustable-Rate
Term To Maturity	Book Value	Term To Rate Adjustment	Book Value
	(In thousands)		(In thousands)
Within 1 year	$336,641	Less than 1 year	$289,814
1 to 3 years	199,620	1 to 3 years	197,107
3 to 5 years	168,798	3 to 5 years	43,515
5 to 10 years	626,142	5 to 10 years	158,636
10 to 20 years	616,212	10 to 20 years	26,972
Over 20 years	5,493,260	Over 20 years	142,357
	$7,440,673		$858,401

Schedule of loans receivable by geographic area
Gross loans by geographic concentration were as follows:

September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	(In thousands)
Washington	$2,720,997	$220,819	$114,852	$80,332	$168,463	$89,983	$238,446	$101,278	$65,140	$74,049	$3,874,359
Oregon	1,003,289	299,839	17,013	33,152	45,784	18,441	13,744	—	—	7,484	1,438,746
Other	419,202	7,343	—	—	—	—	—	745	—	—	427,290
Idaho	465,420	31,417	8,457	16,251	9,421	10,886	882	—	—	5,423	548,157
Arizona	633,860	59,993	19,463	14,090	18,687	4,720	—	219	—	6,559	757,591
Utah	502,585	59,445	14,656	11,576	26,803	4,305	496	118	—	6,001	625,985
New Mexico	182,375	14,284	22,909	5,178	3,135	9,345	49,399	6,972	2,369	15,438	311,404
Texas	151,178	2,835	3,342	998	6,373	2,000	475	—	—	—	167,201
Nevada	139,972	4,698	—	1,569	1,185	779	—	—	—	138	148,341
	$6,218,878	$700,673	$200,692	$163,146	$279,851	$140,459	$303,442	$109,332	$67,509	$115,092	$8,299,074

PERCENTAGE BY GEOGRAPHIC AREA
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC	Total
	As % of total gross loans
Washington	32.6%	2.7%	1.4%	1.0%	2.0%	1.1%	2.9%	1.2%	0.8%	0.9%	46.6%
Oregon	12.1	3.6	0.2	0.4	0.6	0.2	0.2	—	—	0.1	17.4
Other	5.1	0.1	—	—	—	—	—	—	—	—	5.2
Idaho	5.6	0.4	0.1	0.2	0.1	0.1	—	—	—	0.1	6.6
Arizona	7.6	0.7	0.2	0.2	0.2	0.1	—	—	—	0.1	9.1
Utah	6.1	0.7	0.2	0.1	0.3	0.1	—	—	—	0.1	7.6
New Mexico	2.2	0.2	0.3	0.1	—	0.1	0.6	0.1	—	0.2	3.8
Texas	1.8	—	—	—	0.1	—	—	—	—	—	1.9
Nevada	1.7	0.1	—	—	—	—	—	—	—	—	1.8
	74.8%	8.5%	2.4%	2.0%	3.3%	1.7%	3.7%	1.3%	0.8%	1.5%	100.0%

PERCENTAGE BY GEOGRAPHIC AREA AS A % OF EACH LOAN TYPE
September 30, 2011	Single - family residential	Multi- family	Land - A & D	Land - lot loans	Construction - custom	Construction - speculative	Commercial real estate	Commercial and industrial	Consumer	HELOC
As % of total gross loans
Washington	43.8%	31.5%	57.2%	49.2%	60.1%	63.9%	78.5%	92.6%	96.5%	64.4%
Oregon	16.1	42.8	8.5	20.3	16.4	13.1	4.5	—	—	6.5
Other	6.7	1.0	—	—	—	—	—	0.7	—	—
Idaho	7.5	4.5	4.2	10.0	3.4	7.8	0.3	—	—	4.7
Arizona	10.2	8.6	9.7	8.6	6.7	3.4	—	0.2	—	5.7
Utah	8.1	8.5	7.3	7.1	9.6	3.1	0.2	0.1	—	5.2
New Mexico	2.9	2.0	11.4	3.2	1.1	6.7	16.3	6.4	3.5	13.4
Texas	2.4	0.4	1.7	0.6	2.3	1.4	0.2	—	—	—
Nevada	2.3	0.7	—	1.0	0.4	0.6	—	—	—	0.1
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

Schedule of impaired loans, loan commitments and loans serviced
The following table provides additional information on impaired loans, loan commitments and loans serviced for others:

	September 30, 2011	September 30, 2010
	(in thousands)
Recorded investment in impaired loans	$476,822	$489,826
Impaired loans with allocated reserves	123,862	202,120
Reserves on impaired loans	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed-rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874

Schedule of loan modifications

	Number of	Recorded
	Contracts	Investment
(In thousands)
Troubled Debt Restructurings That Subsequently Defaulted:
Single-family residential	103	$27,878
Construction - speculative	—	—
Construction - custom	—	—
Land - acquisition & development	5	779
Land - consumer lot loans	—	—
Multi-family	1	983
Commercial real estate	—	—
Commercial & industrial	—	—
HELOC	—	—
Consumer	—	—
	109	$29,640

Allowance for Losses on Loans (Tables)	12 Months Ended
Sep. 30, 2011
Allowance for Losses on Loans [Abstract]
Summary of activity in allowance for loan losses
The following table summarizes the activity in the allowance for loan losses for the twelve months ended September 30, 2011 and 2010:

September 30, 2011	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$47,160	$(38,465)	$3,072	$71,540	$83,307
Construction - speculative	26,346	(13,197)	2,143	(1,464)	13,828
Construction - custom	770	(237)	—	90	623
Land - acquisition & development	61,637	(39,797)	2,271	8,608	32,719
Land - consumer lot loans	4,793	(4,196)	—	4,923	5,520
Multi-family	5,050	(1,950)	71	4,452	7,623
Commercial real estate	3,165	(1,593)	328	2,431	4,331
Commercial & industrial	6,193	(4,733)	1,925	1,714	5,099
HELOC	586	(939)	185	1,307	1,139
Consumer	7,394	(4,602)	1,429	(1,250)	2,971
	$163,094	$(109,709)	$11,424	$92,351	$157,160

September 30, 2010	Beginning Allowance	Charge-offs	Recoveries	Provision & Transfers	Ending Allowance
	(In thousands)
Single-family residential	$18,547	$(33,812)	$104	$62,321	$47,160
Construction - speculative	21,841	(28,930)	523	32,912	26,346
Construction - custom	81	(359)	188	860	770
Land - acquisition & development	104,569	(105,576)	844	61,800	61,637
Land - consumer lot loans	1,298	(359)	11	3,843	4,793
Multi-family	1,878	(2,010)	—	5,182	5,050
Commercial real estate	1,344	(651)	3	2,469	3,165
Commercial & industrial	7,327	(8,902)	923	6,845	6,193
HELOC	377	(118)	—	327	586
Consumer	9,574	(6,670)	1,140	3,350	7,394
	$166,836	$(187,387)	$3,736	$179,909	$163,094

Summary of loans collectively and individually evaluated for impairment and related allocation of reserves
The following tables show a summary of loans collectively and individually evaluated for impairment and the related allocation of general and specific reserves as of September 30, 2011 and 2010:

September 30, 2011	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$77,441	$6,186,322	1.3%	$5,866	$32,556	18.0%
Construction - speculative	6,969	89,986	7.7	6,859	50,473	13.6
Construction - custom	623	279,851	0.2	—	—	—
Land - acquisition & development	10,489	61,277	17.1	22,230	139,415	15.9
Land - consumer lot loans	4,385	160,906	2.7	1,135	2,240	50.7
Multi-family	3,443	679,823	0.5	4,180	20,850	20.0
Commercial real estate	2,730	268,906	1.0	1,601	34,536	4.6
Commercial & industrial	5,058	106,406	4.8	41	2,926	1.4
HELOC	1,139	115,092	1.0	—	—	—
Consumer	2,971	67,509	4.4	—	—	—
	$115,248	$8,016,078	1.4%	$41,912	$282,996	14.8%
 ___________________

(1)	Excludes covered loans

September 30, 2010	Loans Collectively Evaluated for Impairment			Loans Individually Evaluated for Impairment
	General Reserve Allocation	Gross Loans Subject to General Reserve (1)	Ratio	Specific Reserve Allocation	Gross Loans Subject to Specific Reserve (1)	Ratio
	(In thousands)			(In thousands)
Single-family residential	$41,057	$6,525,729	0.6%	$6,103	$26,107	23.4%
Construction - speculative	15,792	113,059	14.0	10,554	56,653	18.6
Construction - custom	770	254,454	0.3	—	1,930	—
Land - acquisition & development	19,296	59,819	32.3	42,341	247,411	17.1
Land - consumer lot loans	3,020	183,253	1.7	1,773	3,587	49.4
Multi-family	2,490	688,778	0.4	2,560	8,573	29.9
Commercial real estate	2,313	315,063	0.7	852	852	100.0
Commercial & industrial	5,374	82,251	6.5	819	819	100.0
HELOC	586	116,143	0.5	—	—	—
Consumer	7,394	92,625	8.0	—	—	—
	$98,092	$8,431,174	1.2%	$65,002	$345,932	18.8%
 ___________________

(1)	Excludes covered loans

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined in Note A) as of September 30, 2011 and 2010:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

September 30, 2010	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,395,018	$1,041	$155,778	$—	$—	$6,551,837
Construction - speculative	68,984	7,689	93,039	—	—	169,712
Construction - custom	256,384	—	—	—	—	256,384
Land - acquisition & development	110,088	9,868	187,274	—	—	307,230
Land - consumer lot loans	186,840	—	—	—	—	186,840
Multi-family	661,820	2,046	33,485	—	—	697,351
Commercial real estate	273,001	3,768	39,048	—	98	315,915
Commercial & industrial	62,699	10,436	9,758	—	177	83,070
HELOC	116,143	—	—	—	—	116,143
Consumer	90,497	1,150	977	—	—	92,624
	$8,221,474	$35,998	$519,359	$—	$275	$8,777,106
Total grade as a % of total gross loans	93.7%	0.4%	5.9%	—%	—%

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

Schedule of Credit Risk Profile by Payment Activity
Credit Risk Profile Based on Payment Activity:

September 30, 2011	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,092,254	98.0%	$126,624	2.0%
Construction - speculative	125,076	89.0	15,383	11.0
Construction - custom	279,216	99.8	635	0.2
Land - acquisition & development	163,353	81.4	37,339	18.6
Land - consumer lot loans	154,303	94.6	8,843	5.4
Multi-family	693,009	98.9	7,664	1.1
Commercial real estate	292,062	96.2	11,380	3.8
Commercial & industrial	107,653	98.5	1,679	1.5
HELOC	114,611	99.6	481	0.4
Consumer	67,072	99.4	437	0.6
	$8,088,609	97.5%	$210,465	2.5%

September 30, 2010	Performing Loans		Non-Performing Loans
	Amount	% of Total Gross Loans	Amount	% of Total Gross Loans
	(In thousands)		(In thousands)
Single-family residential	$6,428,214	98.1%	$123,623	1.9%
Construction - speculative	129,797	76.5	39,915	23.5
Construction - custom	256,384	100.0	—	—
Land - acquisition & development	242,347	78.9	64,883	21.1
Land - consumer lot loans	186,840	100.0	—	—
Multi-family	692,420	99.3	4,931	0.7
Commercial real estate	305,084	96.6	10,831	3.4
Commercial & industrial	82,699	99.6	371	0.4
HELOC	116,143	100.0	—	—
Consumer	91,647	98.9	977	1.1
	$8,531,575	97.2%	$245,531	2.8%

Sumary of impaired loans based on type
The following tables provide information on impaired loans based on loan types as of September 30, 2011 and 2010:

September 30, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$5,597	$9,575	$—		$5,935
Construction - speculative	8,286	11,026	—		7,374
Construction - custom	—	—	—		—
Land - acquisition & development	22,436	50,970	—		28,168
Land - consumer lot loans	—	—	—		—
Multi-family	3,233	4,508	—		4,058
Commercial real estate	3,462	3,963	—		2,141
Commercial & industrial	—	—	—		—
HELOC	—	—	—		—
Consumer	—	—	—		—
	43,014	80,042	—		47,676
With an allowance recorded:
Single-family residential	331,546	331,546	29,378		261,736
Construction - speculative	29,255	29,255	6,859		26,385
Construction - custom	—	—	—		—
Land - acquisition & development	49,036	49,912	22,230		41,006
Land - consumer lot loans	352	352	1,135		110
Multi-family	17,149	17,149	4,180		12,380
Commercial real estate	6,429	6,429	1,601		3,351
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	433,808	434,684	65,424	(1)	344,999
Total:
Single-family residential	337,143	341,121	29,378		267,671
Construction - speculative	37,541	40,281	6,859		33,759
Construction - custom	—	—	—		—
Land - acquisition & development	71,472	100,882	22,230		69,174
Land - consumer lot loans	352	352	1,135		110
Multi-family	20,382	21,657	4,180		16,438
Commercial real estate	9,891	10,392	1,601		5,492
Commercial & industrial	41	41	41		31
HELOC	—	—	—		—
Consumer	—	—	—		—
	$476,822	$514,726	$65,424	(1)	$392,675
____________________

(1)	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves.

September 30, 2010	Recorded Investment	Unpaid Principal Balance	Related Allowance		Average Recorded Investment
	(In thousands)
With no related allowance recorded:
Single-family residential	$3,385	$3,385	$—		$1,614
Construction - speculative	21,563	24,971	—		17,085
Construction - custom	—	—	—		—
Land - acquisition & development	24,011	35,594	—		38,957
Land - consumer lot loans	—	—	—		—
Multi-family	8,934	8,934	—		2,403
Commercial real estate	10,607	10,607	—		3,332
Commercial & industrial	3,632	3,632	—		953
HELOC	—	—	—		—
Consumer	—	—	—		—
	72,132	87,123	—		64,344
With an allowance recorded:
Single-family residential	241,683	241,684	10,321		214,799
Construction - speculative	45,754	45,754	10,554		37,991
Construction - custom	—	—	—		—
Land - acquisition & development	116,428	116,428	42,341		108,251
Land - consumer lot loans	—	—	1,773		—
Multi-family	7,783	7,783	2,560		4,793
Commercial real estate	5,216	5,216	852		1,480
Commercial & industrial	830	830	819		230
HELOC	—	—	—		—
Consumer	—	—	—		—
	417,694	417,695	69,220	(1)	367,544
Total:
Single-family residential	245,068	245,069	10,321		216,413
Construction - speculative	67,317	70,725	10,554		55,076
Construction - custom	—	—	—		—
Land - acquisition & development	140,439	152,022	42,341		147,208
Land - consumer lot loans	—	—	1,773		—
Multi-family	16,717	16,717	2,560		7,196
Commercial real estate	15,823	15,823	852		4,812
Commercial & industrial	4,462	4,462	819		1,183
HELOC	—	—	—		—
Consumer	—	—	—		—
	$489,826	$504,818	$69,220	(1)	$431,888

____________________

(1)	Includes $65,002,000 of specific reserves and $4,218,000 included in the general reserves.

Interest Receivable (Tables)	12 Months Ended
Sep. 30, 2011
Interest Receivable [Abstract]
Schedule of interest receivable

September 30,	2011	2010
	(In thousands)
Loans receivable	$38,997	$37,349
Mortgage-backed securities	11,293	9,159
Investment securities	2,042	2,512
	$52,332	$49,020

Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2011
Premises and Equipment [Abstract]
Premises and Equipment

September 30,		2011	2010
		(In thousands)
	Estimated Useful Life
Land	—	$78,282	$76,786
Buildings	25 - 40	102,403	103,817
Leasehold improvements	7 - 15	6,919	5,512
Furniture, fixtures and equipment	2 - 10	31,036	26,769
		218,640	212,884
Less accumulated depreciation and amortization		(52,047)	(50,163)
		$166,593	$162,721

Customer Accounts (Tables)	12 Months Ended
Sep. 30, 2011
Customer Accounts [Abstract]
Schedule of deposits

September 30,	2011	2010
	(In thousands)
Checking accounts, .50% and under	$779,053	$666,372
Passbook and statement accounts, .50% and under	255,396	234,673
Insured money market accounts, .01% to .75%	1,627,739	1,653,717
Certificate accounts
Less than 2.00%	4,170,232	3,608,935
2.00% to 2.99%	1,229,918	1,929,112
3.00% to 3.99%	418,720	498,956
4.00% to 4.99%	174,854	237,852
5.00% to 5.99%	9,991	22,923
Total certificates	6,003,715	6,297,778
	$8,665,903	$8,852,540
Certificate maturities are as follows:
September 30,	2011	2010
	(In thousands)
Within 1 year	$3,973,028	$4,312,825
1 to 2 years	1,388,885	1,169,950
2 to 3 years	274,704	533,217
Over 3 years	367,098	281,786
	$6,003,715	$6,297,778

Schedule of interest expense on customer deposits
Interest expense on customer accounts consisted of the following:

Year ended September 30,	2011	2010	2009
	(in thousands)
Checking accounts	$1,908	$2,299	$3,144
Passbook and statement accounts	682	1,100	1,441
Insured money market accounts	7,148	12,121	16,488
Certificate accounts	106,878	131,567	171,062
	116,616	147,087	192,135
Less early withdrawal penalties	(781)	(727)	(700)
	$115,835	$146,360	$191,435
Weighted average interest rate at end of year	1.14%	1.51%	1.96%
Weighted daily average interest rate during the year	1.32%	1.69%	2.56%

FHLB Advances (Tables)	12 Months Ended
Sep. 30, 2011
FHLB Advances [Abstract]
Advances
Maturity dates of FHLB advances were as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	—	—
1 to 3 years	—	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
	$1,962,066	$1,865,548

 $1,150,000,000 of the 2011 advances and  $1,350,000,000 of the 2010 advances included in the above table are callable by the FHLB. If these callable advances were to be called at the earliest call dates, the maturities of all FHLB advances would be as follows:

September 30,	2011	2010
	(In thousands)
FHLB advances
Within 1 year	$1,100,000	$400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	—	200,000
	$1,962,066	$1,865,548

Weighted average cost and amount of advances
Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows:

September 30,	2011	2010	2009
	(In thousands)
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interest rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	$1,883,135	$2,070,843	$2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	81,994	92,402	94,048

Other Borrowings (Tables)	12 Months Ended
Sep. 30, 2011
Other Borrowings [Abstract]
Schedule of maturity dates of securities sold under agreements to repurchase and other borrowings
Maturity dates of securities sold under agreements to repurchase (reverse repurchase agreements) and other borrowings were as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$—	$—
1 to 3 years	300,000	—
4 to 5 years	300,000	500,000
More than 5 years	200,000	300,000
	$800,000	$800,000

Schedule of maturity dates of reverse repurchase agreements and other borrowings if callable agreements called at earliest dates
If these were to be called at the earliest call dates, the maturities of the reverse repurchase agreements and other borrowings would be as follows:

September 30,	2011	2010
	(In thousands)
Reverse repurchase agreements and other borrowings:
Within 1 year	$200,000	$—
1 to 3 years	300,000	500,000
4 to 5 years	300,000	200,000
More than 5 years	—	100,000
	$800,000	$800,000

Schedule of financial data pertaining to weighted-average cost and amount of securities sold under agreements to repurchase
Financial data pertaining to the weighted-average cost and the amount of securities sold under agreements to repurchase and other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	3.90%	3.90%	3.90%
Weighted daily average interest rate during the year	3.73%	3.90%	3.90%
Daily average of securities sold under agreements to repurchase	$800,000	$800,000	$800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Interest expense during the year	29,867	29,867	31,061

Schedule of financial data pertaining to weighted-average cost and amount of other borrowings

Financial data pertaining to the weighted average cost and the amount of other borrowings were as follows:

September 30,	2011	2010	2009
Weighted average interest rate at end of year	—%	—%	5.98%
Weighted daily average interest rate during the year	—%	4.98%	0.69%
Daily average of other borrowings	—	$9,479	$191,989
Maximum other borrowings at any month end	—	14,310	240,600
Interest expense during the year	—	22	1,327

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Summary of major sources of temporary differences and deferred tax effects

September 30,	2011	2010
	(In thousands)
Deferred tax assets
Loan loss reserves	$56,930	$59,936
REO reserves	41,268	32,986
Asset Purchase Tax Basis Difference (net)	27,068	22,738
Delinquent accrued interest	7,380	4,060
Other, net	1,236	1,361
Total deferred tax assets	133,882	121,081
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	24,973	40,444
Federal Home Loan Bank stock dividends	36,161	36,158
Valuation adjustment on available-for-sale securities	49,845	28,866
Loan origination costs	13,098	13,183
Depreciation	24,751	21,578
Deferred gain on forward commitments	890	1,225
Core deposit intangible	1,239	1,578
Total deferred tax liabilities	150,957	143,032
Net deferred tax asset (liability)	(17,075)	(21,951)
Current tax asset (liability)	15,540	30,044
Net tax asset (liability)	$(1,535)	$8,093

Schedule of effective income tax rate reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate follows:

Year ended September 30,	2011	2010	2009
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	(32)	—
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	4%	36%

Reconciliation of unrecognized tax benefits

Year ended September 30,	2011	2010	2009
Statutory income tax rate	35%	35%	35%
IRS tax settlement	—	(32)	—
State income tax	2	2	2
Other differences	(1)	(1)	(1)
Effective income tax rate	36%	4%	36%

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2010
Balance at October 1,	$3,893	$44,781
Tax positions related to current year:
Additions	—	271
Reductions	—	—
Tax positions related to prior years:
Additions	520	3,064
Reductions	—	—
Settlements with taxing authorities	—	(43,315)
Lapses in statues of limitations	(222)	(908)
Balance at September 30,	$4,191	$3,893

Stock Options (Tables)	12 Months Ended
Sep. 30, 2011
Stock Options [Abstract]
Schedule of weighted average assumptions
The following weighted-average assumptions were used to estimate the fair value of options granted during the periods indicated:

Year ended September 30,	2011	2010	2009
Annual dividend yield	1.89%	1.20%	3.83%
Expected volatility	30%	26%	24%
Risk-free interest rate	2.00%	2.20%	1.73%
Expected life	4.5 years	4.5 years	4.5 years

Summary of option activity

A summary of option activity under the Plans as of September 30, 2011, and changes during the year then ended is as follows:

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2010	2,643,307	$20.16
Granted	370,650	16.84
Exercised	(109,790)	14.84
Forfeited	(162,927)	19.43
Outstanding at September 30, 2011	2,741,240	$19.97	5	$344
Exercisable at September 30, 2011	1,732,382	$20.79	3	$85

Schedule of miscellaneous information related to stock options
Miscellaneous information related to stock options is presented below:

	2011	2010	2009
Compensation cost for stock options	1,087,000	1,213,000	1,327,000
Weighted avg. grant date FV	4	4	2
Total intrinsic value of options exercised	259,000	975,000	65,000
Grant date FV of options exercised	312,000	482,000	57,000
Cash received from option exercises	1,630,000	1,760,000	158,000
Tax benefit realized for option exercises	37,000	227,000	21,000

Summary of nonvested activity
A summary of the status of the Company's nonvested options as of September 30, 2011, and changes during the year then ended is as follows:

Nonvested Options	Shares	Weighted Average Grant Date Fair Value
Outstanding at September 30, 2010	1,217,083	$2.66
Granted	370,650	3.89
Vested	(486,094)	2.86
Forfeited	(92,781)	2.66
Outstanding at September 30, 2011	1,008,858	$3.02

Equity (Tables)	12 Months Ended
Sep. 30, 2011
Equity [Abstract]
Schedule of compliance with regulatory capital requirements
There are no conditions or events since that notification that management believes have changed the Bank's categorization.

	Actual		Capital Adequacy Guidelines		Categorized as Well Capitalized Under Prompt Corrective Action Provisions
	Capital	Ratio	Capital	Ratio	Capital	Ratio
September 30, 2011	(In thousands)
Total capital to risk-weighted assets	$1,624,817	24.68%	$526,765	8.00%	$658,456	10.00%
Tier I capital to risk-weighted assets	1,543,438	23.44	NA	NA	395,074	6.00
Core capital to adjusted tangible assets	1,543,438	11.82	NA	NA	652,672	5.00
Core capital to total assets	1,543,438	11.82	391,603	3.00	NA	NA
Tangible capital to tangible assets	1,543,438	11.82	195,802	1.50	NA	NA
September 30, 2010
Total capital to risk-weighted assets	$1,619,206	23.39%	$553,761	8.00%	$692,201	10.00%
Tier I capital to risk-weighted assets	1,534,681	22.17	NA	NA	415,321	6.00
Core capital to adjusted tangible assets	1,534,681	11.67	NA	NA	657,606	5.00
Core capital to total assets	1,534,681	11.67	394,563	3.00	NA	NA
Tangible capital to tangible assets	1,534,681	11.67	197,282	1.50	NA	NA

Fair Value of Financial Measurements (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value of Financial Instruments [Abstract]
Fair value of financial instruments by balance sheet grouping

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Financial assets
Cash and cash equivalents	$816,002	$816,002	$888,622	$888,622
Available-for-sale securities:
Equity securities	—	—	—	—
Obligations of U.S. government	190,527	190,527	341,006	341,006
Obligations of states and political subdivisions	23,568	23,568	—	—
Obligations of foreign governments	—	—	—	—
Corporate debt securities	29,959	29,959	10,000	10,000
Mortgage-backed securities
Agency pass-through certificates	3,011,090	3,011,090	2,130,087	2,130,087
Other debt securities	—	—	—	—
Total available-for-sale securities	3,255,144	3,255,144	2,481,093	2,481,093
Held-to-maturity securities:
Equity securities	—	—	—	—
Obligations of U.S. government	—	—	—	—
Obligations of states and political subdivisions	1,950	2,023	7,055	7,269
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	—	—	—
Mortgage-backed securities
Agency pass-through certificates	45,086	48,593	73,052	77,631
Other debt securities	—	—	—	—
Total held-to-maturity securities	47,036	50,616	80,107	84,900
Loans receivable	7,935,877	8,479,307	8,423,703	8,899,937
Covered loans	382,183	375,027	534,474	534,474
FDIC indemnification asset	98,871	101,751	131,128	131,128
FHLB stock	151,755	151,755	151,748	151,748
Financial liabilities
Customer accounts	8,665,903	8,557,357	8,852,540	8,811,009
FHLB advances and other borrowings	2,762,066	3,038,127	2,665,548	2,965,921

Financial Information of WFI (Tables)	12 Months Ended
Sep. 30, 2011
Financial Information WFI [Abstract]
Schedule of condensed financial information
The following Washington Federal, Inc. (parent company only) financial information should be read in conjunction with the other notes to the Consolidated Financial Statements.

Statements of Financial Condition
September 30,	2011	2010
	(In thousands)
Assets
Cash	$27,699	$4,646
Investment in subsidiary	1,885,498	1,842,081
Other Assets	37	—
Dividend receivable	—	—
Total assets	$1,913,234	$1,846,727
Liabilities
Borrowed money	$—	$—
Dividend payable and other liabilities	6,700	5,580
Other liabilities	1	—
Total liabilities	6,701	5,580
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	$129,854	$129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147
Total liabilities and stockholders’ equity	$1,913,234	$1,846,727

Statements of Operations
Year ended September 30,	2011	2010	2009
	(In thousands)
Income
Dividends from subsidiary	$100,600	$—	$18,833
Other	—	14	24
Total Income	100,600	14	18,857
Expense
Miscellaneous	626	1,046	1,996
Total expense	626	1,046	1,996

Net income before equity in undistributed net income of subsidiary	99,974	(1,032)	16,861
Equity in undistributed net income of subsidiary	11,167	119,324	30,611
Income before income taxes	111,141	118,292	47,472
Income tax benefit	—	361	700
Net income	$111,141	$118,653	$48,172
Preferred dividends accrued	—	—	7,488
Net income available to common shareholders	$111,141	$118,653	$40,684

Statements of Cash Flows	2011	2010	2009
	(In thousands)
Cash Flows From Operating Activities
Net income	$111,141	$118,653	$48,172
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,382)	(119,324)	(30,611)
Decrease (increase) in dividend receivable	—	—	18,434
Decrease (increase) in other assets	(37)	1,309	(434)
Increase (decrease) in other liabilities	1,121	(421)	(11,589)
Net cash provided by (used in) operating activities	107,843	217	23,972
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	—	—	1,341
Net proceeds from follow on stock offering		—	333,177
Downstream stock offering proceeds to the Bank	—	—	(300,000)
Proceeds from issuance of preferred stock and warrants			200,000
Preferred stock redeemed			(200,000)
Increase (decrease) in borrowings	—	(14,310)	—
Treasury stock purchased	(59,680)	—	—
Dividends paid on preferred stock			(5,361)
Dividends paid on common stock	(26,796)	(22,450)	(18,847)
Net cash used by financing activities	(84,790)	(34,820)	10,490
Increase (decrease) in cash	23,053	(34,603)	34,462
Cash at beginning of year	4,646	39,249	4,787
Cash at end of year	$27,699	$4,646	$39,249

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2011
Selected Quartelry Financial Data [Abstract]
Summary of unaudited interim results
The following is a summary of the unaudited interim results of operations by quarter for the years ended September 30, 2011 and 2010:

Year Ended September 30, 2011	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,590	$158,539	$161,531	$158,975
Interest expense	60,856	56,984	55,399	54,457
Net interest income	104,734	101,555	106,132	104,518
Provision for loan losses	26,000	30,750	21,000	15,354
Other operating income (REO expense)	(6,127)	2,866	(3,894)	(6,962)
Other operating expense	34,279	33,321	34,174	34,285
Income before income taxes	38,328	40,350	47,064	47,917
Income taxes	13,798	14,526	16,943	17,251
Net income	$24,530	$25,824	$30,121	$30,666
Basic earnings per share	$0.22	$0.23	$0.27	$0.28
Diluted earnings per share	0.22	0.23	0.27	0.28
Cash dividends per share	0.06	0.06	0.06	0.06
Return of average assets	0.73%	0.77%	0.90%	0.91%

Year Ended September 30, 2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(In thousands, except per share data)
Interest income	$165,670	$165,034	$167,371	$165,485
Interest expense	67,905	67,994	68,086	65,116
Net interest income	97,765	97,040	99,285	100,369
Provision for loan losses	69,750	63,423	20,736	26,000
Other operating income (REO expense)	11,518	74,419	(25,877)	(20,105)
Other operating expense	26,977	39,961	32,877	31,665
Income before income taxes	12,556	68,075	19,795	22,599
Income taxes	4,645	(14,036)	7,127	6,636
Net income	$7,911	$82,111	$12,668	$15,963
Basic earnings per share	$0.08	$0.73	$0.11	$0.14
Diluted earnings per share	0.07	0.73	0.11	0.14
Cash dividends per share	0.05	0.05	0.05	0.05
Return of average assets	0.25%	2.44%	0.37%	0.47%

Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2011
Fair Value Measurements [Abstract]
Fair value of assets measured on recurring basis
The following table presents the balance of assets measured at fair value on a recurring basis at September 30, 2011:

	Fair Value at September 30, 2011
	Level 1	Level 2	Level 3	Total
	(In thousands)
Available-for-sale securities
Equity securities	—	534	—	534
Obligations of U.S. government	—	189,993	—	189,993
Obligations of states and political subdivisions	—	23,568	—	23,568
Obligations of foreign governments	—	—	—	—
Corporate debt securities	—	29,959	—	29,959
Agency pass through mortgage-backed securities	—	3,011,090	—	3,011,090
Other debt securities	—	—	—	—
Balance at end of period	—	3,255,144	—	3,255,144

Aggregated balance of assets measured at estimated fair value on a nonrecurring basis and total losses resulting from those fair value adjustments
The following estimated fair values are shown gross of estimated selling costs:

	Through September 30, 2011						Quarter Ended September 30, 2011	Year Ended September 30, 2011
	Level 1		Level 2		Level 3	Total	Total Losses
	(In thousands)
Impaired loans (1)	$—	—	$—	—	$242,159	$242,159	$1,660	$37,550
Covered REO (2)	—	—	—	—	24,149	24,149	9,752	9,752
Real estate held for sale (2)	—	—	—	—	90,914	90,914	20,244	50,788
Balance at end of period	$—		$—		$357,222	$357,222	$31,656	$98,090
 ___________________

(1)	The losses represents remeasurements of collateral dependent loans.

(2)	The losses represents aggregate writedowns and charge-offs on real estate held for sale.

Covered Assets (Tables)	12 Months Ended
Sep. 30, 2011
Covered Assets [Abstract]
Summary of carrying value of acquired impaired and non-impaired loans
The following table reflects the carrying value of all acquired impaired and non-impaired loans as of September 30, 2011 and 2010:

	September 30, 2011			September 30, 2010
	Acquired Impaired Loans	Acquired Non-impaired Loans	Total	Acquired Impaired Loans	Acquired Non-impaired Loans	Total
	(In thousands)
Single-family residential	$9,235	$46,214	$55,449	$7,872	$58,863	$66,735
Construction – speculative	8,006	1,315	9,321	24,353	5,277	29,630
Construction – custom	2,799	—	2,799	6,533	394	6,927
Land – acquisition & development	32,159	15,058	47,217	78,308	24,674	102,982
Land – consumer lot loans	499	654	1,153	499	1,314	1,813
Multi-family	9,333	34,906	44,239	12,342	41,916	54,258
Commercial real estate	101,599	148,464	250,063	127,844	181,143	308,987
Commercial & industrial	35,993	22,881	58,874	45,214	38,340	83,554
HELOC	1,829	21,730	23,559	1,911	24,676	26,587
Consumer	1,485	1,199	2,684	1,956	1,955	3,911
Total covered loans	$202,937	$292,421	$495,358	$306,832	$378,552	$685,384
Allowance for losses	(3,766)	—	(3,766)	—	—	—
	$199,171	$292,421	$491,592	$306,832	$378,552	$685,384
Discount			(109,409)			(150,910)
Covered loans, net			$382,183			$534,474

Schedule of changes in carrying amount and accretable yield for acquired impaired and non-impaired loans
Changes in the carrying amount and accretable yield for acquired impaired and non-impaired loans were as follows for the fiscal years ended September 30, 2011 and 2010:

	September 30, 2011				September 30, 2010
	Acquired Impaired		Acquired Non-impaired		Acquired Impaired		Acquired Non-impaired
	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans	Accretable Yield	Carrying Amount of Loans
	(In thousands)				(In thousands)
Balance at beginning of period	$27,019	$190,530	$39,813	$343,944	$—	$—	$—	$—
Additions	—	—	—	—	36,731	246,383	50,000	425,000
Reclassification from nonaccretable balance, net	24,025	—	—	—	—	—	—	—
Accretion	(13,972)	13,972	(9,443)	9,443	(9,712)	9,712	(10,187)	10,187
Transfers to REO	—	(54,638)	—	—	—	(34,536)	—	—
Payments received, net	—	(33,803)	—	(83,499)	—	(31,029)	—	(91,243)
Balance at end of period	$37,072	$116,061	$30,370	$269,888	$27,019	$190,530	$39,813	$343,944

Schedule of activity for FDIC indemnification asset

	September 30, 2011	September 30, 2010
	(In thousands)
Balance at beginning of period	$131,128	$—
Additions	7,707	227,500
Payments received	(32,828)	(92,551)
Amortization	(10,239)	(8,150)
Accretion	3,103	4,329
Balance at end of period	$98,871	$131,128

Summary of loans based on credit quality indicators
The following tables provide information on loans based on credit quality indicators (defined in Note A) as of September 30, 2011 and 2010:
Credit Risk Profile by Internally Assigned Grade:

September 30, 2011	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,047,279	$—	$171,599	$—	$—	$6,218,878
Construction - speculative	56,485	21,035	62,939	—	—	140,459
Construction - custom	279,851	—	—	—	—	279,851
Land - acquisition & development	44,888	44,840	110,964	—	—	200,692
Land - consumer lot loans	162,670	—	476	—	—	163,146
Multi-family	663,582	4,629	32,462	—	—	700,673
Commercial real estate	264,083	4,125	35,234	—	—	303,442
Commercial & industrial	104,171	1,128	1,407	2,245	381	109,332
HELOC	115,092	—	—	—	—	115,092
Consumer	66,512	528	469	—	—	67,509
	$7,804,613	$76,285	$415,550	$2,245	$381	$8,299,074
Total grade as a % of total gross loans	94.1%	0.9%	5.0%	—%	—%

September 30, 2010	Internally Assigned Grade					Total
	Pass	Special mention	Substandard	Doubtful	Loss	Gross Loans
	(In thousands)
Single-family residential	$6,395,018	$1,041	$155,778	$—	$—	$6,551,837
Construction - speculative	68,984	7,689	93,039	—	—	169,712
Construction - custom	256,384	—	—	—	—	256,384
Land - acquisition & development	110,088	9,868	187,274	—	—	307,230
Land - consumer lot loans	186,840	—	—	—	—	186,840
Multi-family	661,820	2,046	33,485	—	—	697,351
Commercial real estate	273,001	3,768	39,048	—	98	315,915
Commercial & industrial	62,699	10,436	9,758	—	177	83,070
HELOC	116,143	—	—	—	—	116,143
Consumer	90,497	1,150	977	—	—	92,624
	$8,221,474	$35,998	$519,359	$—	$275	$8,777,106
Total grade as a % of total gross loans	93.7%	0.4%	5.9%	—%	—%

	Internally Assigned Grade					Total Net Loans
	Pass	Special mention	Substandard	Doubtful	Loss
	(In thousands)
Purchased non-credit impaired loans:
Single-family residential	$45,619	$—	$595	$—	$—	$46,214
Construction - speculative	1,315	—	—	—	—	1,315
Construction - custom	—	—	—	—	—	—
Land - acquisition & development	8,383	6,315	360	—	—	15,058
Land - consumer lot loans	543	—	111	—	—	654
Multi-family	32,448	—	2,458	—	—	34,906
Commercial real estate	118,124	1,361	28,979	—	—	148,464
Commercial & industrial	13,717	4,481	4,239	444	—	22,881
HELOC	21,730	—	—	—	—	21,730
Consumer	1,199	—	—	—	—	1,199
	243,078	12,157	36,742	444	—	292,421
Total grade as a % of total net loans	83.1%	4.2%	12.6%	0.2%	—%

Purchased credit impaired loans:
Pool 1 - Construction and land A&D	9,982	2,980	54,682	—	—	67,644
Pool 2 - Single-family residential	3,667	—	8,263	—	—	11,930
Pool 3 - Multi-family	—	—	3,324	—	—	3,324
Pool 4 - HELOC & other consumer	3,544	—	5,411	—	—	8,955
Pool 5 - Commercial real estate	418	30,579	48,069	—	—	79,066
Pool 6 - Commercial & industrial	2,859	2,725	25,662	772	—	32,018
	$20,470	$36,284	$145,411	$772	$—	202,937
					Total covered loans	495,358
					Discount	(109,409)
					Allowance	$(3,766)
					Covered loans, net	$382,183

Analysis of age of purchased non-credit impaired loans in past due status
The following table provides an analysis of the age of purchased non-credit impaired loans in past due status for the period ended September 30, 2011.

	Amount of Loans Net of LIP & Chg.-Offs	Days Delinquent Based on $ Amount of Loans					% based on $
Type of Loans		Current	30	60	90	Total
	(In thousands)
Single-family residential	$46,214	$43,445	$1,034	$30	$1,705	$2,769	5.99%
Construction - speculative	1,315	1,315	—	—	—	—	NM
Construction - custom	—	—	—	—	—	—	NM
Land - acquisition & development	15,058	13,344	487	—	1,227	1,714	11.38%
Land - consumer lot loans	654	527	16	—	111	127	19.42%
Multi-family	34,906	33,398	—	—	1,508	1,508	4.32%
Commercial real estate	148,464	142,060	1,527	—	4,877	6,404	4.31%
Commercial & industrial	22,881	18,049	3,606	703	523	4,832	21.12%
HELOC	21,730	20,339	731	391	269	1,391	6.40%
Consumer	1,199	1,123	31	8	37	76	6.34%
	$292,421	$273,600	$7,432	$1,132	$10,257	$18,821	6.44%

Significant Accounting Policies (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Days Past Grace Period to Initiate Contact to Cure Deficiency	30 days
Loans and Leases Receivable, Minimum Days Past Due to Begin Foreclosure Proceedings	90 days
Loans and Leases Receivable, Minimum Days Past Due to Stop Accrual of Interest	90 days
Loans and Leases Receivable, Loans Returned to Full Accrual Status	less than 90 days
Loans in process (excluding covered loans)	$ 170,229	$ 154,171

Significant Accounting Policies Bank Acquired Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Oct. 14, 2011 branches	Jan. 08, 2010
Assets Acquired from FDIC, Loans and Foreclosed Real Estate			$ 1,190,000,000
Assets Acquired from FDIC, Loans			968,000,000
Assets Acquired from FDIC, Foreclosed Real Estate			32,000,000
Acquisition from FDIC, Liabilities Assumed			1,030,000,000
Acquisition from FDIC, Deposits Assumed			820,000,000
FDIC Loss Share Coverage, Percentage of Dollar Limit	80.00%
FDIC Loss Share Threshhold, Value	536,000,000
FDIC Loss Share, Percentage of Coverage over Thresshold	95.00%
FDIC Loss Sharing, Residential Real Estate Loans, Term	10 years
FDIC Loss Sharing, Non Residential Real Estate Loans, Term	5 years
FDIC Loss Sharing, Loss Recoveries, Term	8 years
Number of Institutions		6
Acquisition [Member]
Business Combination, Deposits		254,821,000
Business Combination, Unamortized Premium on Acquisition		1,061,000
Albequerque Branches [Member]
Number of Institutions		4
Santa Fe Branches [Member]
Number of Institutions		2

Significant Accounting Policies Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill and Intangible Assets [Roll Forward]
Goodwill, beginning of period	$ 251,653	$ 251,653
Goodwill, Additions	0	0
Goodwill, end of period	251,653	251,653
Goodwill and intangible assets, beginning of period	257,718	256,797
Goodwill and intangible assets, additions	0	3,064
Goodwill and intangible assets, end of period	256,271	257,718
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	1,447	2,143
Service Rights [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	5
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	1,775	2,469
Intangible assets, additions	0	0
Intangible assets, end of period	1,246	1,775
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	529	694
Core Deposit [Member]
Goodwill and Intangible Assets [Roll Forward]
Intangible assets, beginning of period	4,290	2,675
Intangible assets, additions	0	3,064
Intangible assets, end of period	3,372	4,290
2012	918
2013	918
2014	918
2015	618
2016	0
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Period Increase (Decrease)	$ 918	$ 1,449
Core Deposit 1 [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	7
Core Deposit 2 [Member]
Goodwill [Line Items]
Finite-Lived Intangible Assets, Useful Life	8

Significant Accounting Policies Stock-based Compensation (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding that are not dilutive	2,190,123	1,941,633	2,401,764

Investment Securities (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 3,119,510,000	$ 2,402,545,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Available-for-sale Securities, Gross Unrealized Gains	135,959,000	79,564,000
Available-for-sale Securities, Gross Unrealized Losses	(325,000)	(1,016,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities	3,255,144,000	2,481,093,000
Investment Yield [Abstract]
Available-for-sale Securities, Yield	4.62%	5.02%
Held-to-maturity Securities, Yield	5.33%	5.60%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	47,036,000	80,107,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Gain	3,580,000	4,793,000
Unrecognized Holding Losses, After One Year Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Loss	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, Fair Value	50,616,000	84,900,000
Investments	3,166,546,000	2,482,652,000
Gross Unrealized Gains on Investments	139,539,000	84,357,000
Gross Unrealized Losses on Investments	(325,000)	(1,016,000)
Investments, Fair Value Disclosure	3,305,760,000	2,565,993,000
Yield	4.63%	5.04%
Proceeds from Sale of Available-for-sale Securities, Debt	131,361,000	496,024,000	18,453,000
Mortgage Backed Securities, Debt Maturity, Date Range Low	10 years
Gain (Loss) on Sale of Securities, Net	8,147,000	22,409,000	1,063,000
Municipal Bonds [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	6.52%	6.11%
Yield, After Five Through Ten Years	5.60%	5.67%
Yield, After Ten Years	0.00%	5.60%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	405,000	1,105,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	1,545,000	1,940,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0	4,010,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	0	4,044,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	5,000	65,000
Gross Unrecognized Holding Gains, After Five Years Through Ten Years	68,000	115,000
Gross Unrecognized Holding Gains, After Ten Years	0	34,000
Gross Unrecognized Holding Losses, After Five Through Ten Years	0	0
Unrecognized Holding Losses, After One Year Through Five Years	0	0
Gross Unrecognized Holding Losses, After Ten Years	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	410,000	1,170,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	1,613,000	2,055,000
Municipal Bonds [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	20,461,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Ten Years	3,107,000
Gross Unrealized Losses, Over Ten Years	0
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	23,568,000
Investment Yield [Abstract]
Yield, After Ten Years	6.45%
US Treasury and Government [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	0
Unrecognized Holding Losses, After One Year Through Five Years	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
US Treasury and Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	500,000	500,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	0	25,000,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	9,300,000	158,915,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	175,515,000	150,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, Within One Year	34,000	26,000
Gross Unrealized Gains After One Through Five Years	0	180,000
Gross Unrealized Gains, After Five Through Ten Years	4,547,000	5,344,000
Gross Unrealized Gains, After Ten Years	631,000	1,161,000
Gross Unrealized Losses, Within One Year	0	0
Gross Unrealized Losses, After One Through Five Years	0	0
Gross Unrealized Losses, After Five Years Through Ten Years	0	(105,000)
Gross Unrealized Losses, Over Ten Years	0	(15,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	534,000	526,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	0	25,180,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	13,847,000	164,154,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	176,146,000	151,146,000
Investment Yield [Abstract]
Yield, Within One Year	4.00%	4.00%
Yield, After One Through Five Years	0.00%	3.25%
Yield, After Five Through Ten Years	10.38%	3.59%
Yield, After Ten Years	2.57%	3.50%
Agency Pass-Through Certificates
Investment Yield [Abstract]
Yield, Without Single Maturity	5.31%	5.59%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	45,086,000	73,052,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Gains Without Single Maturity	3,507,000	4,579,000
Gross Unrecognized Losses Without Single Maturity	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	48,593,000	77,631,000
Agency Pass-Through Certificates
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	2,883,734,000	2,058,130,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains Without Single Maturity	127,356,000	72,853,000
Gross Unrealized Losses Without Single Maturity	0	(896,000)
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	3,011,090,000	2,130,087,000
Investment Yield [Abstract]
Yield, Without Single Maturity	4.72%	5.26%
Corporate Debt Securities [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	30,000,000	10,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Five Through Ten Years	284,000	0
Gross Unrealized Losses, After Five Years Through Ten Years	(325,000)	0
Available-for-sale Securities, Debt Maturities, Fair Value [Abstract]
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	$ 29,959,000	$ 10,000,000
Investment Yield [Abstract]
Yield, After Five Through Ten Years	4.00%	6.00%

Investment Securities Securities in Continuous Loss Position (Details) (USD $) In Thousands	Sep. 30, 2011
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	$ (325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,675
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,675
U.S Agency Securities
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	9,675
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(325)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	9,675
Agency Pass-Through Certificates
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	$ 0

Loans Receivable (excluding Covered Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011	Sep. 30, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Ratio of type of loan to total loans receivable	100.00%	100.00%
Allowance for probable losses	157,160	163,094	163,094	166,836
Loans in process	170,229	154,171
Deferred origination fees	35,808	36,138
Charges against loans receivable	363,197	353,403
Loans receivable, net	7,935,877	8,423,703
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Ratio of type of loan to total loans receivable	74.90%	74.80%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,459	169,712
Ratio of type of loan to total loans receivable	1.70%	1.90%
Allowance for probable losses	13,828	26,346	26,346	21,841
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	279,851	256,384
Ratio of type of loan to total loans receivable	3.40%	2.90%
Allowance for probable losses	623	770	770	81
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	200,692	307,230
Ratio of type of loan to total loans receivable	2.40%	3.50%
Allowance for probable losses	32,719	61,637	61,637	104,569
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	163,146	186,840
Ratio of type of loan to total loans receivable	2.00%	2.10%
Allowance for probable losses	5,520	4,793	4,793	1,298
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	700,673	697,351
Ratio of type of loan to total loans receivable	8.40%	7.90%
Allowance for probable losses	7,623	5,050	5,050	1,878
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	303,442	315,915
Ratio of type of loan to total loans receivable	3.70%	3.60%
Allowance for probable losses	4,331	3,165	3,165	1,344
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	109,332	83,070
Ratio of type of loan to total loans receivable	1.30%	0.90%
Allowance for probable losses	5,099	6,193	6,193	7,327
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	115,092	116,143
Ratio of type of loan to total loans receivable	1.40%	1.30%
Allowance for probable losses	1,139	586	586	377
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	67,509	92,624
Ratio of type of loan to total loans receivable	0.80%	1.10%
Allowance for probable losses	$ 2,971	$ 7,394	$ 7,394	$ 9,574

Loans Receivable (excluding Covered Loans) Interest Rate Terms(Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	$ 7,440,673
Adjustable-Rate interest	858,401
Outstanding fixed rate origination commitments	67,542	79,871
Loans serviced for others	102,775	130,874
One Year from Balance Sheet Date [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	336,641
Adjustable-Rate interest	289,814
More than One Within Three Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	199,620
Adjustable-Rate interest	197,107
More than Three Within Five Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	168,798
Adjustable-Rate interest	43,515
More than Five Within Ten Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	626,142
Adjustable-Rate interest	158,636
More than Ten Within Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	616,212
Adjustable-Rate interest	26,972
More than Twenty Years [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Fixed interest rate	5,493,260
Adjustable-Rate interest	$ 142,357

Loans Receivable (excluding Covered Loans) Loans Receivable by Geographic Location (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Ratio of loans by geographic location to total loans	100.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Ratio of loans by geographic location to total loans	74.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Single Family Residential [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,720,997
Ratio of loans by geographic location to total loans	32.60%
Percentage of loans by geographic area as a percentage of loan type	43.80%
Single Family Residential [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,003,289
Ratio of loans by geographic location to total loans	12.10%
Percentage of loans by geographic area as a percentage of loan type	16.10%
Single Family Residential [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	419,202
Ratio of loans by geographic location to total loans	5.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Single Family Residential [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	465,420
Ratio of loans by geographic location to total loans	5.60%
Percentage of loans by geographic area as a percentage of loan type	7.50%
Single Family Residential [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	633,860
Ratio of loans by geographic location to total loans	7.60%
Percentage of loans by geographic area as a percentage of loan type	10.20%
Single Family Residential [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	502,585
Ratio of loans by geographic location to total loans	6.10%
Percentage of loans by geographic area as a percentage of loan type	8.10%
Single Family Residential [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	182,375
Ratio of loans by geographic location to total loans	2.20%
Percentage of loans by geographic area as a percentage of loan type	2.90%
Single Family Residential [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	151,178
Ratio of loans by geographic location to total loans	1.80%
Percentage of loans by geographic area as a percentage of loan type	2.40%
Single Family Residential [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	139,972
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	700,673	697,351
Ratio of loans by geographic location to total loans	8.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Multi Family Housing [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	220,819
Ratio of loans by geographic location to total loans	2.70%
Percentage of loans by geographic area as a percentage of loan type	31.50%
Multi Family Housing [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	299,839
Ratio of loans by geographic location to total loans	3.60%
Percentage of loans by geographic area as a percentage of loan type	42.80%
Multi Family Housing [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,343
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Multi Family Housing [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	31,417
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	4.50%
Multi Family Housing [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	59,993
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Multi Family Housing [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	59,445
Ratio of loans by geographic location to total loans	0.70%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Multi Family Housing [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,284
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	2.00%
Multi Family Housing [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,835
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Multi Family Housing [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,698
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	200,692	307,230
Ratio of loans by geographic location to total loans	2.40%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Acquisition and Development [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	114,852
Ratio of loans by geographic location to total loans	1.40%
Percentage of loans by geographic area as a percentage of loan type	57.20%
Land, Acquisition and Development [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	17,013
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.50%
Land, Acquisition and Development [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Acquisition and Development [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	8,457
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.20%
Land, Acquisition and Development [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	19,463
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	9.70%
Land, Acquisition and Development [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,656
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	7.30%
Land, Acquisition and Development [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	22,909
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	11.40%
Land, Acquisition and Development [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,342
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.70%
Land, Acquisition and Development [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	163,146	186,840
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Land, Consumer Lot Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	80,332
Ratio of loans by geographic location to total loans	1.00%
Percentage of loans by geographic area as a percentage of loan type	49.20%
Land, Consumer Lot Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	33,152
Ratio of loans by geographic location to total loans	0.40%
Percentage of loans by geographic area as a percentage of loan type	20.30%
Land, Consumer Lot Loans [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Land, Consumer Lot Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	16,251
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	10.00%
Land, Consumer Lot Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	14,090
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	8.60%
Land, Consumer Lot Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	11,576
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.10%
Land, Consumer Lot Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,178
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.20%
Land, Consumer Lot Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	998
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Land, Consumer Lot Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,569
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.00%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	279,851	256,384
Ratio of loans by geographic location to total loans	3.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Custom [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	168,463
Ratio of loans by geographic location to total loans	2.00%
Percentage of loans by geographic area as a percentage of loan type	60.10%
Construction, Custom [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	45,784
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	16.40%
Construction, Custom [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Custom [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,421
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Construction, Custom [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	18,687
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Custom [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	26,803
Ratio of loans by geographic location to total loans	0.30%
Percentage of loans by geographic area as a percentage of loan type	9.60%
Construction, Custom [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,135
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.10%
Construction, Custom [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,373
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	2.30%
Construction, Custom [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,185
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.40%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	140,459	169,712
Ratio of loans by geographic location to total loans	1.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Construction, Speculative [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	89,983
Ratio of loans by geographic location to total loans	1.10%
Percentage of loans by geographic area as a percentage of loan type	63.90%
Construction, Speculative [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	18,441
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.10%
Construction, Speculative [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Construction, Speculative [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	10,886
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	7.80%
Construction, Speculative [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,720
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.40%
Construction, Speculative [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	4,305
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	3.10%
Construction, Speculative [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	9,345
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.70%
Construction, Speculative [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,000
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	1.40%
Construction, Speculative [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	779
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.60%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	303,442	315,915
Ratio of loans by geographic location to total loans	3.70%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial Real Estate Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	238,446
Ratio of loans by geographic location to total loans	2.90%
Percentage of loans by geographic area as a percentage of loan type	78.50%
Commercial Real Estate Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	13,744
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	4.50%
Commercial Real Estate Portfolio Segment [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	882
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.30%
Commercial Real Estate Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial Real Estate Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	496
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	49,399
Ratio of loans by geographic location to total loans	0.60%
Percentage of loans by geographic area as a percentage of loan type	16.30%
Commercial Real Estate Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	475
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial Real Estate Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	109,332	83,070
Ratio of loans by geographic location to total loans	1.30%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Commercial and Industrial Loans [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	101,278
Ratio of loans by geographic location to total loans	1.20%
Percentage of loans by geographic area as a percentage of loan type	92.60%
Commercial and Industrial Loans [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	745
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.70%
Commercial and Industrial Loans [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	219
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.20%
Commercial and Industrial Loans [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	118
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
Commercial and Industrial Loans [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,972
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.40%
Commercial and Industrial Loans [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Commercial and Industrial Loans [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	67,509	92,624
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Consumer Portfolio Segment [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	65,140
Ratio of loans by geographic location to total loans	0.80%
Percentage of loans by geographic area as a percentage of loan type	96.50%
Consumer Portfolio Segment [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	2,369
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	3.50%
Consumer Portfolio Segment [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Consumer Portfolio Segment [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	115,092	116,143
Ratio of loans by geographic location to total loans	1.50%
Percentage of loans by geographic area as a percentage of loan type	100.00%
Home Equity Line of Credit [Member] | WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	74,049
Ratio of loans by geographic location to total loans	0.90%
Percentage of loans by geographic area as a percentage of loan type	64.40%
Home Equity Line of Credit [Member] | OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	7,484
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	6.50%
Home Equity Line of Credit [Member] | Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	5,423
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	4.70%
Home Equity Line of Credit [Member] | ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,559
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.70%
Home Equity Line of Credit [Member] | UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	6,001
Ratio of loans by geographic location to total loans	0.10%
Percentage of loans by geographic area as a percentage of loan type	5.20%
Home Equity Line of Credit [Member] | NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	15,438
Ratio of loans by geographic location to total loans	0.20%
Percentage of loans by geographic area as a percentage of loan type	13.40%
Home Equity Line of Credit [Member] | TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	0
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.00%
Home Equity Line of Credit [Member] | NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	138
Ratio of loans by geographic location to total loans	0.00%
Percentage of loans by geographic area as a percentage of loan type	0.10%
WASHINGTON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	3,874,359
Ratio of loans by geographic location to total loans	46.60%
OREGON
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	1,438,746
Ratio of loans by geographic location to total loans	17.40%
Other Geographic [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	427,290
Ratio of loans by geographic location to total loans	5.20%
IDAHO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	548,157
Ratio of loans by geographic location to total loans	6.60%
ARIZONA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	757,591
Ratio of loans by geographic location to total loans	9.10%
UTAH
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	625,985
Ratio of loans by geographic location to total loans	7.60%
NEW MEXICO
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	311,404
Ratio of loans by geographic location to total loans	3.80%
TEXAS
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	167,201
Ratio of loans by geographic location to total loans	1.90%
NEVADA
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable, gross	$ 148,341
Ratio of loans by geographic location to total loans	1.80%

Loans Receivable (excluding Covered Loans) Loans Impaired, Loan Commitments and Loans Serviced (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment in impaired loans	$ 476,822	$ 489,826
Impaired loans with allocated reserves	123,862	202,120
Amount of related allowance included in specific reserves	41,912	65,002
Average balance of impaired loans	486,665	528,371
Interest income from impaired loans	28,081	31,279
Outstanding fixed rate origination commitments	67,542	79,871
Loans serviced for others	$ 102,775	$ 130,874

Loans Receivable (excluding Covered Loans) Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 210,465	$ 245,532
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single family residential loans as percentage of restructured loans	82.00%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	126,624	123,624
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	60.30%	50.30%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	15,383	39,915
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	7.30%	16.30%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	635	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.30%	0.00%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	37,339	64,883
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	17.70%	26.40%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	8,843	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	4.20%	0.00%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	7,664	4,931
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.60%	2.00%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	11,380	10,831
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	5.40%	4.40%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	1,679	371
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.80%	0.20%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	481	0
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.00%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 437	$ 977
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.40%

Loans Receivable (excluding Covered Loans) Loans Receivable, Analysis of Age of Loans in Past Due Status (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	$ 8,128,845
Current	7,849,623
30 Days	59,026
60 Days	25,577
90 Days	194,619
Total	279,222
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.43%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	6,217,670
Current	6,015,464
30 Days	54,140
60 Days	21,985
90 Days	126,082
Total	202,207
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.25%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	115,409
Current	106,843
30 Days	330
60 Days	0
90 Days	8,236
Total	8,566
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.42%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	147,764
Current	147,129
30 Days	0
60 Days	0
90 Days	635
Total	635
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.43%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	193,613
Current	159,357
30 Days	679
60 Days	0
90 Days	33,577
Total	34,256
Ratio of past due loans to total loans, net of charge-offs and LIPs	17.69%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	163,146
Current	151,849
30 Days	1,163
60 Days	1,291
90 Days	8,843
Total	11,297
Ratio of past due loans to total loans, net of charge-offs and LIPs	6.92%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	699,340
Current	690,765
30 Days	0
60 Days	1,202
90 Days	7,373
Total	8,575
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.23%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	300,307
Current	292,015
30 Days	1,016
60 Days	0
90 Days	7,276
Total	8,292
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.76%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	108,995
Current	106,708
30 Days	55
60 Days	553
90 Days	1,679
Total	2,287
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.10%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	115,092
Current	114,059
30 Days	452
60 Days	100
90 Days	481
Total	1,033
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.90%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount of Loan, Net of Charge-Offs and LIP	67,509
Current	65,434
30 Days	1,191
60 Days	446
90 Days	437
Total	$ 2,074
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.07%

Loans Receivable (excluding Covered Loans) Troubled Debt Restructurings (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	768
Pre-Modification, Outstanding Recorded Investment	$ 202,828
Post-Modification Outstanding Recorded Investment	202,828
Single Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	681
Pre-Modification, Outstanding Recorded Investment	177,216
Post-Modification Outstanding Recorded Investment	177,216
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	12
Pre-Modification, Outstanding Recorded Investment	2,499
Post-Modification Outstanding Recorded Investment	2,499
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3
Pre-Modification, Outstanding Recorded Investment	3,909
Post-Modification Outstanding Recorded Investment	3,909
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	62
Pre-Modification, Outstanding Recorded Investment	8,745
Post-Modification Outstanding Recorded Investment	8,745
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	9
Pre-Modification, Outstanding Recorded Investment	10,360
Post-Modification Outstanding Recorded Investment	10,360
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification, Outstanding Recorded Investment	99
Post-Modification Outstanding Recorded Investment	99
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	$ 0

Loans Receivable (excluding Covered Loans) Loan Modifications (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	109
Recorded Investment	$ 29,640
Single Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	103
Recorded Investment	27,878
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	5
Recorded Investment	779
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Recorded Investment	983
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	0
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Recorded Investment	$ 0

Allowance for Losses on Loans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended					15 Months Ended
	Sep. 30, 2011		Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010		Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance			$ 163,094		$ 163,094					$ 163,094		$ 166,836			$ 166,836
Charge-offs	(109,709)											(187,387)
Recoveries	11,424											3,736
Provisions & Transfers	92,351											179,909
Ending Allowance	157,160			163,094		163,094				157,160		163,094		166,836
Provision for loan losses	15,354		21,000	30,750	26,000	26,000		20,736	63,423	93,104		179,909		193,000	69,750
Financing Receivable, Allowance for Credit Losses	157,160			163,094		163,094				157,160		163,094		166,836
Financing Receivable, Allowance for Covered Loan Losses, Provisions										753
Loans receivable, gross	8,299,074					8,777,106				8,299,074		8,777,106
Nonaccrual loans by portfolio segment	210,465					245,532				210,465		245,532
Percentage Increase (Decrease) in Nonperforming Assets	14.30%									14.30%
Financing Receivable, Allowance for Credit Losses, Charge-offs, Net of Recoveries										98,285		183,651
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.43%									3.43%
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	15,383					39,915				15,383		39,915
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	635					0				635		0
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	37,339					64,883				37,339		64,883
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	8,843					0				8,843		0
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	7,664					4,931				7,664		4,931
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	11,380					10,831				11,380		10,831
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	1,679					371				1,679		371
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	481					0				481		0
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	437					977				437		977
Nonperforming Financing Receivable [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance						434,530						434,530
Financing Receivable, Allowance for Credit Losses						434,530						434,530
Loans receivable, gross	370,294									370,294
Grade as percentage of total gross assets	2.76%					3.22%				2.76%		3.22%
Nonaccrual loans by portfolio segment	210,465					245,531				210,465		245,531
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Nonaccrual loans by portfolio segment	126,624					123,623				126,624		123,623
Construction, Speculative [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,969					15,792				6,969		15,792
Financing Receivable, Allowance for Credit Losses	6,969					15,792				6,969		15,792
Loans receivable, gross	89,986	[1]				113,059	[1]			89,986	[1]	113,059	[1]
Allowance as a Percentage of Outstanding Loans and Leases	7.70%					14.00%				7.70%		14.00%
Construction, Custom [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	623					770				623		770
Financing Receivable, Allowance for Credit Losses	623					770				623		770
Loans receivable, gross	279,851	[1]				254,454	[1]			279,851	[1]	254,454	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.20%					0.30%				0.20%		0.30%
Land, Acquisition and Development [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	10,489					19,296				10,489		19,296
Financing Receivable, Allowance for Credit Losses	10,489					19,296				10,489		19,296
Loans receivable, gross	61,277	[1]				59,819	[1]			61,277	[1]	59,819	[1]
Allowance as a Percentage of Outstanding Loans and Leases	17.10%					32.30%				17.10%		32.30%
Land, Consumer Lot Loans [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,385					3,020				4,385		3,020
Financing Receivable, Allowance for Credit Losses	4,385					3,020				4,385		3,020
Loans receivable, gross	160,906	[1]				183,253	[1]			160,906	[1]	183,253	[1]
Allowance as a Percentage of Outstanding Loans and Leases	2.70%					1.70%				2.70%		1.70%
Multi Family Housing [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	3,443					2,490				3,443		2,490
Financing Receivable, Allowance for Credit Losses	3,443					2,490				3,443		2,490
Loans receivable, gross	679,823	[1]				688,778	[1]			679,823	[1]	688,778	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.50%					0.40%				0.50%		0.40%
Commercial Real Estate Portfolio Segment [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,730					2,313				2,730		2,313
Financing Receivable, Allowance for Credit Losses	2,730					2,313				2,730		2,313
Loans receivable, gross	268,906	[1]				315,063	[1]			268,906	[1]	315,063	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.00%					0.70%				1.00%		0.70%
Commercial and Industrial Loans [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	5,058					5,374				5,058		5,374
Financing Receivable, Allowance for Credit Losses	5,058					5,374				5,058		5,374
Loans receivable, gross	106,406	[1]				82,251	[1]			106,406	[1]	82,251	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.80%					6.50%				4.80%		6.50%
Home Equity Line of Credit [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,139					586				1,139		586
Financing Receivable, Allowance for Credit Losses	1,139					586				1,139		586
Loans receivable, gross	115,092	[1]				116,143	[1]			115,092	[1]	116,143	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.00%					0.50%				1.00%		0.50%
Consumer Portfolio Segment [Member] | Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	2,971					7,394				2,971		7,394
Financing Receivable, Allowance for Credit Losses	2,971					7,394				2,971		7,394
Loans receivable, gross	67,509	[1]				92,625	[1]			67,509	[1]	92,625	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.40%					8.00%				4.40%		8.00%
Loans Collectively Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	115,248					98,092				115,248		98,092
Financing Receivable, Allowance for Credit Losses	115,248					98,092				115,248		98,092
Loans receivable, gross	8,016,078	[1]				8,431,174	[1]			8,016,078	[1]	8,431,174	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					1.20%				1.40%		1.20%
Loans Collectively Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	77,441					41,057				77,441		41,057
Financing Receivable, Allowance for Credit Losses	77,441					41,057				77,441		41,057
Loans receivable, gross	6,186,322	[1]				6,525,729	[1]			6,186,322	[1]	6,525,729	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.30%					0.60%				1.30%		0.60%
Construction, Speculative [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	6,859					10,554				6,859		10,554
Financing Receivable, Allowance for Credit Losses	6,859					10,554				6,859		10,554
Loans receivable, gross	50,473	[1]				56,653	[1]			50,473	[1]	56,653	[1]
Allowance as a Percentage of Outstanding Loans and Leases	13.60%					18.60%				13.60%		18.60%
Construction, Custom [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				1,930	[1]			0	[1]	1,930	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Land, Acquisition and Development [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	22,230					42,341				22,230		42,341
Financing Receivable, Allowance for Credit Losses	22,230					42,341				22,230		42,341
Loans receivable, gross	139,415	[1]				247,411	[1]			139,415	[1]	247,411	[1]
Allowance as a Percentage of Outstanding Loans and Leases	15.90%					17.10%				15.90%		17.10%
Land, Consumer Lot Loans [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,135					1,773				1,135		1,773
Financing Receivable, Allowance for Credit Losses	1,135					1,773				1,135		1,773
Loans receivable, gross	2,240	[1]				3,587	[1]			2,240	[1]	3,587	[1]
Allowance as a Percentage of Outstanding Loans and Leases	50.70%					49.40%				50.70%		49.40%
Multi Family Housing [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	4,180					2,560				4,180		2,560
Financing Receivable, Allowance for Credit Losses	4,180					2,560				4,180		2,560
Loans receivable, gross	20,850	[1]				8,573	[1]			20,850	[1]	8,573	[1]
Allowance as a Percentage of Outstanding Loans and Leases	20.00%					29.90%				20.00%		29.90%
Commercial Real Estate Portfolio Segment [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	1,601					852				1,601		852
Financing Receivable, Allowance for Credit Losses	1,601					852				1,601		852
Loans receivable, gross	34,536	[1]				852	[1]			34,536	[1]	852	[1]
Allowance as a Percentage of Outstanding Loans and Leases	4.60%					100.00%				4.60%		100.00%
Commercial and Industrial Loans [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	41					819				41		819
Financing Receivable, Allowance for Credit Losses	41					819				41		819
Loans receivable, gross	2,926	[1]				819	[1]			2,926	[1]	819	[1]
Allowance as a Percentage of Outstanding Loans and Leases	1.40%					100.00%				1.40%		100.00%
Home Equity Line of Credit [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				0	[1]			0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Consumer Portfolio Segment [Member] | Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	0					0				0		0
Financing Receivable, Allowance for Credit Losses	0					0				0		0
Loans receivable, gross	0	[1]				0	[1]			0	[1]	0	[1]
Allowance as a Percentage of Outstanding Loans and Leases	0.00%					0.00%				0.00%		0.00%
Loans Individually Evaluated for Impairment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	41,912					65,002				41,912		65,002
Financing Receivable, Allowance for Credit Losses	41,912					65,002				41,912		65,002
Loans receivable, gross	282,996	[1]				345,932	[1]			282,996	[1]	345,932	[1]
Allowance as a Percentage of Outstanding Loans and Leases	14.80%					18.80%				14.80%		18.80%
Loans Individually Evaluated for Impairment [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Ending Allowance	5,866					6,103				5,866		6,103
Financing Receivable, Allowance for Credit Losses	5,866					6,103				5,866		6,103
Loans receivable, gross	32,556	[1]				26,107	[1]			32,556	[1]	26,107	[1]
Allowance as a Percentage of Outstanding Loans and Leases	18.00%					23.40%				18.00%		23.40%
Residential Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												18,547			18,547
Charge-offs	(38,465)											(33,812)
Recoveries	3,072											104
Provisions & Transfers	71,540											62,321
Ending Allowance	83,307			47,160		47,160				83,307		47,160
Financing Receivable, Allowance for Credit Losses	83,307			47,160		47,160				83,307		47,160
Loans receivable, gross	6,218,878					6,551,837				6,218,878		6,551,837
Construction, Speculative [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												21,841			21,841
Charge-offs	(13,197)											(28,930)
Recoveries	2,143											523
Provisions & Transfers	(1,464)											32,912
Ending Allowance	13,828			26,346		26,346				13,828		26,346
Financing Receivable, Allowance for Credit Losses	13,828			26,346		26,346				13,828		26,346
Loans receivable, gross	140,459					169,712				140,459		169,712
Nonaccrual loans by portfolio segment	15,383					39,915				15,383		39,915
Ratio of past due loans to total loans, net of charge-offs and LIPs	7.42%									7.42%
Construction, Custom [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												81			81
Charge-offs	(237)											(359)
Recoveries	0											188
Provisions & Transfers	90											860
Ending Allowance	623			770		770				623		770
Financing Receivable, Allowance for Credit Losses	623			770		770				623		770
Loans receivable, gross	279,851					256,384				279,851		256,384
Nonaccrual loans by portfolio segment	635					0				635		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.43%									0.43%
Land, Acquisition and Development [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												104,569			104,569
Charge-offs	(39,797)											(105,576)
Recoveries	2,271											844
Provisions & Transfers	8,608											61,800
Ending Allowance	32,719			61,637		61,637				32,719		61,637
Financing Receivable, Allowance for Credit Losses	32,719			61,637		61,637				32,719		61,637
Loans receivable, gross	200,692					307,230				200,692		307,230
Nonaccrual loans by portfolio segment	37,339					64,883				37,339		64,883
Ratio of past due loans to total loans, net of charge-offs and LIPs	17.69%									17.69%
Land, Consumer Lot Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,298			1,298
Charge-offs	(4,196)											(359)
Recoveries	0											11
Provisions & Transfers	4,923											3,843
Ending Allowance	5,520			4,793		4,793				5,520		4,793
Financing Receivable, Allowance for Credit Losses	5,520			4,793		4,793				5,520		4,793
Loans receivable, gross	163,146					186,840				163,146		186,840
Nonaccrual loans by portfolio segment	8,843					0				8,843		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	6.92%									6.92%
Multi Family Housing [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,878			1,878
Charge-offs	(1,950)											(2,010)
Recoveries	71											0
Provisions & Transfers	4,452											5,182
Ending Allowance	7,623			5,050		5,050				7,623		5,050
Financing Receivable, Allowance for Credit Losses	7,623			5,050		5,050				7,623		5,050
Loans receivable, gross	700,673					697,351				700,673		697,351
Nonaccrual loans by portfolio segment	7,664					4,931				7,664		4,931
Ratio of past due loans to total loans, net of charge-offs and LIPs	1.23%									1.23%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												1,344			1,344
Charge-offs	(1,593)											(651)
Recoveries	328											3
Provisions & Transfers	2,431											2,469
Ending Allowance	4,331			3,165		3,165				4,331		3,165
Financing Receivable, Allowance for Credit Losses	4,331			3,165		3,165				4,331		3,165
Loans receivable, gross	303,442					315,915				303,442		315,915
Nonaccrual loans by portfolio segment	11,380					10,831				11,380		10,831
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.76%									2.76%
Commercial and Industrial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												7,327			7,327
Charge-offs	(4,733)											(8,902)
Recoveries	1,925											923
Provisions & Transfers	1,714											6,845
Ending Allowance	5,099			6,193		6,193				5,099		6,193
Financing Receivable, Allowance for Credit Losses	5,099			6,193		6,193				5,099		6,193
Loans receivable, gross	109,332					83,070				109,332		83,070
Nonaccrual loans by portfolio segment	1,679					371				1,679		371
Ratio of past due loans to total loans, net of charge-offs and LIPs	2.10%									2.10%
Home Equity Line of Credit [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												377			377
Charge-offs	(939)											(118)
Recoveries	185											0
Provisions & Transfers	1,307											327
Ending Allowance	1,139			586		586				1,139		586
Financing Receivable, Allowance for Credit Losses	1,139			586		586				1,139		586
Loans receivable, gross	115,092					116,143				115,092		116,143
Nonaccrual loans by portfolio segment	481					0				481		0
Ratio of past due loans to total loans, net of charge-offs and LIPs	0.90%									0.90%
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Beginning Allowance												9,574			9,574
Charge-offs	(4,602)											(6,670)
Recoveries	1,429											1,140
Provisions & Transfers	(1,250)											3,350
Ending Allowance	2,971			7,394		7,394				2,971		7,394
Financing Receivable, Allowance for Credit Losses	2,971			7,394		7,394				2,971		7,394
Loans receivable, gross	67,509					92,624				67,509		92,624
Nonaccrual loans by portfolio segment	$ 437					$ 977				$ 437		$ 977
Ratio of past due loans to total loans, net of charge-offs and LIPs	3.07%									3.07%

[1]	Excludes covered loans

Allowance for Losses on Loans Internally Assigned Grade (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,047,279	6,395,018
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,041
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	171,599	155,778
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Residential Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,459	169,712
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	56,485	68,984
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,035	7,689
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,939	93,039
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,692	307,230
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,888	110,088
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,840	9,868
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	110,964	187,274
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,146	186,840
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,670	186,840
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	476	0
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	700,673	697,351
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	663,582	661,820
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,629	2,046
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,462	33,485
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	303,442	315,915
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	264,083	273,001
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,125	3,768
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	35,234	39,048
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	98
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	109,332	83,070
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,171	62,699
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,128	10,436
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,407	9,758
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Commercial and Industrial Loans [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	381	177
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,509	92,624
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	66,512	90,497
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	528	1,150
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	469	977
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member] | Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,804,613	8,221,474
Grade as percentage of total gross assets	94.10%	93.70%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,285	35,998
Grade as percentage of total gross assets	0.90%	0.40%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	415,550	519,359
Grade as percentage of total gross assets	5.00%	5.90%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	381	275
Grade as percentage of total gross assets	0.00%	0.00%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 370,294
Grade as percentage of total gross assets	2.76%	3.22%

Allowance for Losses on Loans Credit Risk Profile Based on Payment Activity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	$ 8,299,074	$ 8,777,106
Nonaccrual loans by portfolio segment	210,465	245,532
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,218,878	6,551,837
Residential Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,047,279	6,395,018
Residential Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	1,041
Residential Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	171,599	155,778
Residential Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Residential Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	6,092,254	6,428,214
Grade as percentage of total gross assets	98.00%	98.10%
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	126,624	123,623
Percentage of Total Gross Loans	2.00%	1.90%
Construction, Speculative [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	140,459	169,712
Nonaccrual loans by portfolio segment	15,383	39,915
Construction, Speculative [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	15,383	39,915
Percentage of Total Gross Loans	11.00%	23.50%
Construction, Speculative [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	56,485	68,984
Construction, Speculative [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	21,035	7,689
Construction, Speculative [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	62,939	93,039
Construction, Speculative [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Speculative [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	125,076	129,797
Grade as percentage of total gross assets	89.00%	76.50%
Construction, Custom [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Nonaccrual loans by portfolio segment	635	0
Construction, Custom [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	635	0
Percentage of Total Gross Loans	0.20%	0.00%
Construction, Custom [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,851	256,384
Construction, Custom [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Construction, Custom [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	279,216	256,384
Grade as percentage of total gross assets	99.80%	100.00%
Land, Acquisition and Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	200,692	307,230
Nonaccrual loans by portfolio segment	37,339	64,883
Land, Acquisition and Development [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	37,339	64,883
Percentage of Total Gross Loans	18.60%	21.10%
Land, Acquisition and Development [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,888	110,088
Land, Acquisition and Development [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	44,840	9,868
Land, Acquisition and Development [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	110,964	187,274
Land, Acquisition and Development [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Acquisition and Development [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,353	242,347
Grade as percentage of total gross assets	81.40%	78.90%
Land, Consumer Lot Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	163,146	186,840
Nonaccrual loans by portfolio segment	8,843	0
Land, Consumer Lot Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	8,843	0
Percentage of Total Gross Loans	5.40%	0.00%
Land, Consumer Lot Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	162,670	186,840
Land, Consumer Lot Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	476	0
Land, Consumer Lot Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Land, Consumer Lot Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	154,303	186,840
Grade as percentage of total gross assets	94.60%	100.00%
Multi Family Housing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	700,673	697,351
Nonaccrual loans by portfolio segment	7,664	4,931
Multi Family Housing [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	7,664	4,931
Percentage of Total Gross Loans	1.10%	0.70%
Multi Family Housing [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	663,582	661,820
Multi Family Housing [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,629	2,046
Multi Family Housing [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	32,462	33,485
Multi Family Housing [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Multi Family Housing [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	693,009	692,420
Grade as percentage of total gross assets	98.90%	99.30%
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	303,442	315,915
Nonaccrual loans by portfolio segment	11,380	10,831
Commercial Real Estate Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	11,380	10,831
Percentage of Total Gross Loans	3.80%	3.40%
Commercial Real Estate Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	264,083	273,001
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	4,125	3,768
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	35,234	39,048
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Commercial Real Estate Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	292,062	305,084
Grade as percentage of total gross assets	96.20%	96.60%
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	109,332	83,070
Nonaccrual loans by portfolio segment	1,679	371
Commercial and Industrial Loans [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	1,679	371
Percentage of Total Gross Loans	1.50%	0.40%
Commercial and Industrial Loans [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	104,171	62,699
Commercial and Industrial Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,128	10,436
Commercial and Industrial Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	1,407	9,758
Commercial and Industrial Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Commercial and Industrial Loans [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	107,653	82,699
Grade as percentage of total gross assets	98.50%	99.60%
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Nonaccrual loans by portfolio segment	481	0
Home Equity Line of Credit [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	481	0
Percentage of Total Gross Loans	0.40%	0.00%
Home Equity Line of Credit [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	115,092	116,143
Home Equity Line of Credit [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Home Equity Line of Credit [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	114,611	116,143
Grade as percentage of total gross assets	99.60%	100.00%
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,509	92,624
Nonaccrual loans by portfolio segment	437	977
Consumer Portfolio Segment [Member] | Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Nonaccrual loans by portfolio segment	437	977
Percentage of Total Gross Loans	0.60%	1.10%
Consumer Portfolio Segment [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	66,512	90,497
Consumer Portfolio Segment [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	528	1,150
Consumer Portfolio Segment [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	469	977
Consumer Portfolio Segment [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	0	0
Consumer Portfolio Segment [Member] | Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	67,072	91,647
Grade as percentage of total gross assets	99.40%	98.90%
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	7,804,613	8,221,474
Grade as percentage of total gross assets	94.10%	93.70%
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	76,285	35,998
Grade as percentage of total gross assets	0.90%	0.40%
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	415,550	519,359
Grade as percentage of total gross assets	5.00%	5.90%
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	2,245	0
Grade as percentage of total gross assets	0.00%	0.00%
Performing Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	8,088,609	8,531,575
Grade as percentage of total gross assets	97.50%	97.20%
Nonperforming Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable, gross	370,294
Grade as percentage of total gross assets	2.76%	3.22%
Nonaccrual loans by portfolio segment	$ 210,465	$ 245,531
Percentage of Total Gross Loans	2.50%	2.80%

Allowance for Losses on Loans Impaired Loans Based on Loan Types (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 476,822		$ 489,826
Unpaid Principal Balance	514,726		504,818
Related Allowance	65,424	[1]	69,220	[1]
Average Recorded Investment	392,675		431,888
Amount of related allowance included in specific reserves	41,912		65,002
Amount of related allowance included in general reserves	23,512		4,218
Residential Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,597		3,385
Unpaid Principal Balance	9,575		3,385
Related Allowance	0		0
Average Recorded Investment	5,935		1,614
Construction, Speculative [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	8,286		21,563
Unpaid Principal Balance	11,026		24,971
Related Allowance	0		0
Average Recorded Investment	7,374		17,085
Construction, Custom [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	22,436		24,011
Unpaid Principal Balance	50,970		35,594
Related Allowance	0		0
Average Recorded Investment	28,168		38,957
Land, Consumer Lot Loans [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Multi Family Housing [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,233		8,934
Unpaid Principal Balance	4,508		8,934
Related Allowance	0		0
Average Recorded Investment	4,058		2,403
Commercial Real Estate Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,462		10,607
Unpaid Principal Balance	3,963		10,607
Related Allowance	0		0
Average Recorded Investment	2,141		3,332
Commercial and Industrial Loans [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		3,632
Unpaid Principal Balance	0		3,632
Related Allowance	0		0
Average Recorded Investment	0		953
Home Equity Line of Credit [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member] | Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, No Related Allowance [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	43,014		72,132
Unpaid Principal Balance	80,042		87,123
Related Allowance	0		0
Average Recorded Investment	47,676		64,344
Residential Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	331,546		241,683
Unpaid Principal Balance	331,546		241,684
Related Allowance	29,378		10,321
Average Recorded Investment	261,736		214,799
Construction, Speculative [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	29,255		45,754
Unpaid Principal Balance	29,255		45,754
Related Allowance	6,859		10,554
Average Recorded Investment	26,385		37,991
Construction, Custom [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	49,036		116,428
Unpaid Principal Balance	49,912		116,428
Related Allowance	22,230		42,341
Average Recorded Investment	41,006		108,251
Land, Consumer Lot Loans [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	352		0
Unpaid Principal Balance	352		0
Related Allowance	1,135		1,773
Average Recorded Investment	110		0
Multi Family Housing [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	17,149		7,783
Unpaid Principal Balance	17,149		7,783
Related Allowance	4,180		2,560
Average Recorded Investment	12,380		4,793
Commercial Real Estate Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	6,429		5,216
Unpaid Principal Balance	6,429		5,216
Related Allowance	1,601		852
Average Recorded Investment	3,351		1,480
Commercial and Industrial Loans [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	41		830
Unpaid Principal Balance	41		830
Related Allowance	41		819
Average Recorded Investment	31		230
Home Equity Line of Credit [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member] | Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Financing Receivable, Impairment, Allowance Recorded [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	433,808		417,694
Unpaid Principal Balance	434,684		417,695
Related Allowance	65,424	[1]	69,220	[1]
Average Recorded Investment	344,999		367,544
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	337,143		245,068
Unpaid Principal Balance	341,121		245,069
Related Allowance	29,378		10,321
Average Recorded Investment	267,671		216,413
Construction, Speculative [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	37,541		67,317
Unpaid Principal Balance	40,281		70,725
Related Allowance	6,859		10,554
Average Recorded Investment	33,759		55,076
Construction, Custom [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Land, Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	71,472		140,439
Unpaid Principal Balance	100,882		152,022
Related Allowance	22,230		42,341
Average Recorded Investment	69,174		147,208
Land, Consumer Lot Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	352		0
Unpaid Principal Balance	352		0
Related Allowance	1,135		1,773
Average Recorded Investment	110		0
Multi Family Housing [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	20,382		16,717
Unpaid Principal Balance	21,657		16,717
Related Allowance	4,180		2,560
Average Recorded Investment	16,438		7,196
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,891		15,823
Unpaid Principal Balance	10,392		15,823
Related Allowance	1,601		852
Average Recorded Investment	5,492		4,812
Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	41		4,462
Unpaid Principal Balance	41		4,462
Related Allowance	41		819
Average Recorded Investment	31		1,183
Home Equity Line of Credit [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	0		0
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	0		0
Unpaid Principal Balance	0		0
Related Allowance	0		0
Average Recorded Investment	$ 0		$ 0

[1]	Includes $41,912,000 of specific reserves and $23,512,000 included in the general reserves

Interest Receivable (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Interest receivable	$ 52,332	$ 49,020
Loans Receivable [Member]
Interest receivable	38,997	37,349
Collateralized Mortgage Backed Securities [Member]
Interest receivable	11,293	9,159
Investment Securities [Member]
Interest receivable	$ 2,042	$ 2,512

Premises and Equipment (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 218,640,000	$ 212,884,000
Accumulated depreciation	(52,047,000)	(50,163,000)
Premises and equipment, net	166,593,000	162,721,000
Future minimum payments due, current	2,400,000
Future minimum payments due, two years	2,100,000
Future minimum payments due, three years	1,700,000
Future minimum payments due, four years	1,300,000
Future minimum payments due, five years and thereafter	2,100,000
Rental expense	3,083,000	3,170,000	2,710,000
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	78,282,000	76,786,000
Building [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	102,403,000	103,817,000
Estimated useful life, minimum	25
Estimated useful life, maximum	40
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,919,000	5,512,000
Estimated useful life, minimum	7
Estimated useful life, maximum	15
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 31,036,000	$ 26,769,000
Estimated useful life, minimum	2
Estimated useful life, maximum	10

Customer Accounts (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Customer Accounts Greater than $250,000	$ 921,462	$ 893,338
Checking accounts, .50% and under	779,053	666,372
Passbook and statement accounts, .50% and under	255,396	234,673
Insured money market accounts, .01% to .75%	1,627,739	1,653,717
Certificate accounts
Less than 2.00%	4,170,232	3,608,935
2.00% to 2.99%	1,229,918	1,929,112
3.00% to 3.99%	418,720	498,956
4.00% to 4.99%	174,854	237,852
5.00% to 5.99%	9,991	22,923
Total certificates	6,003,715	6,297,778
Savings and Demand Accounts and Repurchase Agreements with Customers	8,665,903	8,852,540
Within 1 year	3,973,028	4,312,825
1 to 2 years	1,388,885	1,169,950
2 to 3 years	274,704	533,217
Over 3 years	$ 367,098	$ 281,786

Customer Accounts Interest Expense on Customer Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Checking accounts	$ 1,908	$ 2,299	$ 3,144
Passbook and statement accounts	682	1,100	1,441
Insured money market accounts	7,148	12,121	16,488
Certificate accounts	106,878	131,567	171,062
Interest expense on customer accounts	116,616	147,087	192,135
Less early withdrawal penalties	781	727	700
Interest Expense, Customer Deposits	$ 115,835	$ 146,360	$ 191,435
Weighted average interest rate at end of year	1.14%	1.51%	1.96%
Weighted daily average interest rate during the year	1.32%	1.69%	2.56%

FHLB Advances (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Within 1 year	$ 0	$ 0
1 to 3 years	0	100,000
4 to 5 years	1,212,066	415,548
More than 5 years	750,000	1,350,000
FHLB advances	1,962,066	1,865,548
Advances that are callable	1,150,000	1,350,000
Within 1 year	1,100,000	400,000
1 to 3 years	450,000	875,000
4 to 5 years	412,066	390,548
More than 5 years	0	200,000
Weighted average interest rate at end of year	4.10%	4.24%	4.39%
Weighted daily average interst rate during the year	4.35%	4.46%	4.23%
Daily average of FHLB advances	1,883,135	2,070,843	2,243,242
Maximum amount of FHLB advances at any month end	1,962,616	2,078,695	2,743,026
Interest expense during the year	$ 81,994	$ 92,402	$ 94,048
Credit line total percentage of assets	50.00%

Other Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Reverse repurchase agreements and other borrowings due within 1 year	$ 0	$ 0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	300,000	0
Reverse repurchase agreements and other borrowings due from 4 to 5 years	300,000	500,000
Reverse repurchase agreements and other borrowings due in more than 5 years	200,000	300,000
Other borrowings	800,000	800,000
Callable reverse repurchase agreements and other borrowings	500,000	500,000
Reverse repurchase agreements and other borrowings due within 1 year	200,000	0
Reverse repurchase agreements and other borrowings due from 1 to 3 years	300,000	500,000
Reverse repurchase agreements and other borrowings due from 4 to 5 years	300,000	200,000
Reverse repurchase agreements and other borrowings due in more than 5 years	0	100,000
Repurchase agreements with customers	800,000
Securities sold under repurchase agreements, weighted average interest rate at end of year	3.90%	3.90%	3.90%
Securities sold under repurchase agreements, weighted daily average interest rate during period	3.73%	3.90%	3.90%
Daily average of securities sold under agreements to repurchase	800,000	800,000	800,000
Maximum securities sold under agreements to repurchase at any month end	800,000	800,000	800,000
Securities sold under repurchase agreements, interest expense	29,867	29,867	31,061
Other borrowings, weighted average interest rate at end of year	0.00%	0.00%	5.98%
Other borrowings, weighted daily average interest rate during the year	0.00%	4.98%	0.69%
Daily average of other borrowings	0	9,479	191,989
Maximum other borrowings at any month end	0	14,310	240,600
Other borrowings, interest expense	$ 0	$ 22	$ 1,327

Income Taxes (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
Net deferred tax asset (liability)	$ (17,075)	$ (21,951)
Deferred tax assets
Loan loss reserves	56,930	59,936
REO reserves	41,268	32,986
Asset Purchase Tax Basis Difference (net)	27,068	22,738
Delinquent accrued interest	7,380	4,060
Other, net	1,236	1,361
Total deferred tax assets	133,882	121,081
Deferred tax liabilities
FDIC Loss Guarantee Receivable (net)	24,973	40,444
Federal Home Loan Bank stock dividends	36,161	36,158
Valuation adjustment on available-for-sale securities	49,845	28,866
Loan origination costs	13,098	13,183
Depreciation	24,751	21,578
Deferred gain on forward commitments	890	1,225
Core deposit intangible	1,239	1,578
Total deferred tax liabilities	150,957	143,032
Current tax asset (liability)	15,540	30,044
Net tax asset (liability)	$ (1,535)	$ 8,093

Income Taxes Reconciliation of Effective Income Tax Rate (Details)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Statutory income tax rate	35.00%	35.00%	35.00%
IRS tax settlement	0.00%	(32.00%)	0.00%
State income tax	2.00%	2.00%	2.00%
Other differences	(1.00%)	(1.00%)	(1.00%)
Effective income tax rate	36.00%	4.00%	36.00%

Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 3,893	$ 44,781
Additions	0	271
Reductions	0	0
Additions	520	3,064
Reductions	0	0
Settlements with taxing authorities	0	(43,315)
Lapses in statutes of limitations	(222)	(908)
Ending balance	$ 4,191	$ 3,893

Income Taxes Income Taxes Narrative (Details) (USD $) In Millions	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Deferred Tax Liability Not Recognized [Line Items]
Liability for uncertain tax positions	$ 3	$ 2.9
Unrecognized tax benefits that would impact effective tax rate	1.2
Interest on income taxes accrued	1.6	1.2
Income tax penalties accrued	$ 0.3	$ 0.3
Returns open to examination, minimum (years)	3 years
Returns open to examination, maximum (years)	5 years
Income Tax Examination, Returns Open to Examination, State Impact of Federal Changes, Maximum	2 years

401(k) Plan and Employee Stock Ownership Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual Employee Additional Contribution Threshold, Percentage of Base Salary	100.00%
Annual Employee Additional Contribution, Maximum Allowable Contribution	$ 49
Defined Contribution Plan, Cost Recognized	$ 5,400	$ 4,800	$ 4,200

Stock Options (Details)	12 Months Ended
	Sep. 30, 2011 Years Contracts	Sep. 30, 2010 Years	Sep. 30, 2009 Years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized to be reserved	5,000,000
Shares available for issuance	4,629,350
Award vesting period	5 years
Contractual term of award	10 years
Weighted average assumptions
Annual dividend yield	1.89%	1.20%	3.83%
Expected volatility	30.00%	26.00%	24.00%
Risk-free interest rate	2.00%	2.20%	1.73%
Expected life	4.5	4.5	4.5

Stock Options Option Activity (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2011 Years	Sep. 30, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding at beginning of period	2,643,307
Options granted	370,650
Options exercised	(109,790)
Options forfeited	(162,927)
Options outstanding at end of period	2,741,240
Options exercisable	1,732,382
Options outstanding, weighted average exercise price at beginning of period	$ 19.97	$ 20.16
Options granted, weighted average exercise price	$ 16.84
Options exercised, weighted average exercise price	$ 14.84
Options forfeited, weighted average exercise price	$ 19.43
Options outstanding, weighted average exercise price at beginning of period	$ 19.97	$ 20.16
Options exercisable, weighted average exercise price	$ 20.79
Options outstanding, weighted average remaining contractual term	5
Options exercisable, weighted average remaining contractual term	3
Options outstanding, aggregate intrinsic value	$ 344
Options exercisable, aggregate intrinsic value	$ 85

Stock Options Other Stock Option Information (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost for stock options	$ 1,087,000	$ 1,213,000	$ 1,327,000
Weighted average grant date fair value	$ 4	$ 4	$ 2
Total intrinsic value of options exercised	259,000	975,000	65,000
Grant date fair value of options exercised	312,000	482,000	57,000
Cash received from options exercises	1,630,000	1,760,000	158,000
Tax benefit realized for option exercises	$ 37,000	$ 227,000	$ 21,000

Stock Options Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Outstanding, beginning of period	1,217,083
Granted	370,650
Vested	(486,094)
Forfeited	(92,781)
Outstanding, end of period	1,008,858
Outstanding, weighted average grant date fair value, beginning of period	$ 3.02	$ 2.66
Granted, weighted average grant date fair value	$ 3.89
Vested, weighted average grant date fair value	$ 2.86
Forfeited, weighted average grant date fair value	$ 2.66
Outstanding, weighted average grant date fair value, end of period	$ 3.02	$ 2.66

Stock Options Narrative (Details) (USD $)	12 Months Ended
	Sep. 30, 2011 Years Contracts	Sep. 30, 2010	Sep. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost for stock options, net of forfeitures	$ 2,227,000
Weighted average remaining period (years)	1.8
Shares of restricted stock issued	5,000,000
Vesting period, minimum (years)	P1Y
Vesting period, maximum (years)	P7Y
Compensation cost for restricted stock	1,087,000	1,213,000	1,327,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of restricted stock issued	496,985
Fair market value at date of grant at restricted stock	9,000,000
Shares remaining restricted	312,832
Compensation cost for restricted stock	$ 1,537,000	$ 1,055,000	$ 864,000

Equity (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2010	Sep. 30, 2009
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital	$ 1,624,817	$ 1,619,206
Capital to Risk Weighted Assets	24.68%	23.39%
Capital Required for Capital Adequacy	526,765	553,761
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	658,456	692,201
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital	1,543,438	1,534,681
Tier One Risk Based Capital to Risk Weighted Assets	23.44%	22.17%
Tier One Leverage Capital Required to be Well Capitalized	395,074	415,321
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Core Capital	1,543,438	1,534,681
Core Capital to Adjusted Tangible Assets	11.82%	11.67%
Core Capital Required to be Well Capitalized	652,672	657,606
Core Capital Required to be Well Capitalized to Adjusted Tangible Assets	5.00%	5.00%
Core Capital to Total Assets	11.82%	11.67%
Core Capital Required for Capital Adequacy	391,603	394,563
Core Capital Required for Capital Adequacy to Total Assets	3.00%	3.00%
Tangible Capital	1,543,438	1,534,681
Tangible Capital to Tangible Assets	11.82%	11.67%
Tangible Capital Required for Capital Adequacy	$ 195,802	$ 197,282
Tangible Capital Required for Capital Adequacy to Tangible Assets	1.50%	1.50%

Equity Narrative (Details) (USD $) In Thousands, except Share data	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 15, 2009
Equity [Abstract]
Net proceeds from follow on stock offering	$ 0	$ 0	$ 333,177
Additional common stock issued				24,150,000
Stock repurchased	3,804,800	0
Weighted average cost of repurchased stock	$ 15.68
Additional shares authorized to be repurchased	9,083,514

Fair Value of Financial Measurements (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
US Government Agencies Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 190,527	$ 341,006
US Government Agencies Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	190,527	341,006
US Government Agencies Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
US Government Agencies Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
US States and Political Subdivisions Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	1,950	7,055
US States and Political Subdivisions Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	2,023	7,269
Carrying (Reported) Amount, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,568	0
Portion at Fair Value, Fair Value Disclosure [Member] | US States and Political Subdivisions Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	23,568	0
Foreign Government Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Foreign Government Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member] | Foreign Government Debt Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Corporate Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	29,959	10,000
Corporate Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	29,959	10,000
Corporate Debt Securities [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Corporate Debt Securities [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	45,086	73,052
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	48,593	77,631
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,011,090	2,130,087
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	3,011,090	2,130,087
Other Debt Obligations [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Other Debt Obligations [Member] | Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member] | Other Debt Obligations [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	816,002	888,622
Available-for-sale securities	3,255,144	2,481,093
Held-to-maturity securities	47,036	80,107
Loans receivable	7,935,877	8,423,703
Covered loans	382,183	534,474
FDIC indemnification asset	98,871	131,128
FHLB stock	151,755	151,748
Deposits	8,665,903	8,852,540
FHLB advances and other borrowings	2,762,066	2,665,548
Carrying (Reported) Amount, Fair Value Disclosure [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	0	0
Portion at Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	816,002	888,622
Available-for-sale securities	3,255,144	2,481,093
Held-to-maturity securities	50,616	84,900
Loans receivable	8,479,307	8,899,937
Covered loans	375,027	534,474
FDIC indemnification asset	101,751	131,128
FHLB stock	151,755	151,748
Deposits	8,557,357	8,811,009
FHLB advances and other borrowings	3,038,127	2,965,921
Portion at Fair Value, Fair Value Disclosure [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 0	$ 0

Financial Information of WFI (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Assets
Other Assets	$ 62,473	$ 84,799
Assets	13,440,749	13,486,379
Liabilities
Liabilities	11,534,216	11,645,232
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	129,854	129,556
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147	1,745,485	1,332,674
Total liabilities and stockholders’ equity	13,440,749	13,486,379
Parent Company [Member]
Assets
Cash	27,699	4,646
Investment in subsidiary	1,885,498	1,842,081
Other Assets	37	0
Dividend receivable	0	0
Assets	1,913,234	1,846,727
Liabilities
Borrowed money	0	0
Dividend payable and other liabilities	6,700	5,580
Other liabilities	1	0
Liabilities	6,701	5,580
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 108,976,410 shares outstanding	129,854	129,556
Paid-in capital	1,582,843	1,578,527
Accumulated other comprehensive income (loss), net of tax	85,789	49,682
Treasury stock, at cost; 20,877,124 shares	(268,665)	(208,985)
Retained earnings	376,712	292,367
Total stockholders’ equity	1,906,533	1,841,147
Total liabilities and stockholders’ equity	$ 1,913,234	$ 1,846,727

Financial Information of WFI Statements of Income and Statements of Cash Flows for WFI (Details) (USD $) In Thousands	12 Months Ended			15 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010
Total Income				$ 165,670
Net income before equity in undistributed net income of subsidiary	173,659	123,025	75,742	12,556
Income tax benefit	62,518	4,372	27,570	4,645
Net income	111,141	118,653	48,172	7,911
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	111,141	118,653	40,684
Adjustments to reconcile net income to net cash provided by operating activities
Decrease (increase) in other assets	18,844	(51,635)	(16,156)
Net cash provided by (used in) operating activities	261,697	250,881	184,242
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Net proceeds from follow on stock offering	0	0	333,177
Proceeds from issuance of preferred stock and warrants	0	0	200,000
Preferred stock redeemed	0	0	200,000
Increase (decrease) in borrowings	(100,000)	(539,034)	(19,378)
Treasury stock purchased	59,680	0	0
Dividends paid on preferred stock	0	0	5,361
Dividends paid on common stock	25,697	22,450	18,847
Net cash provided (used) by financing activities	(170,284)	(167,931)	688,053
Increase (decrease) in cash	(72,620)	390,234	415,788
Cash and cash equivalents at beginning of period	888,622	498,388	82,600	498,388
Cash and cash equivalents at ending of period	816,002	888,622	498,388
Parent Company [Member]
Dividends from subsidiary	100,600	0	18,833
Other	0	14	24
Total Income	100,600	14	18,857
Miscellaneous	626	1,046	1,996
Total expense	626	1,046	1,996
Net income before equity in undistributed net income of subsidiary	99,974	(1,032)	16,861
Equity in undistributed net income of subsidiary	11,167	119,324	30,611
Income before income taxes	111,141	118,292	47,472
Income tax benefit	0	361	700
Net income	111,141	118,653	48,172
Preferred dividends accrued	0	0	7,488
Net income available to common shareholders	111,141	118,653	40,684
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries	(4,382)	(119,324)	(30,611)
Decrease (increase) in dividend receivable	0	0	18,434
Decrease (increase) in other assets	(37)	1,309	(434)
Increase (decrease) in other liabilities	1,121	(421)	(11,589)
Net cash provided by (used in) operating activities	107,843	217	23,972
Cash Flows From Financing Activities
Proceeds from exercise of common stock options and related tax benefit	1,686	1,940	180
Proceeds from Employee Stock Ownership Plan	0	0	1,341
Net proceeds from follow on stock offering		0	333,177
Downstream stock offering proceeds to the Bank	0	0	300,000
Proceeds from issuance of preferred stock and warrants			200,000
Preferred stock redeemed			200,000
Increase (decrease) in borrowings	0	(14,310)	0
Treasury stock purchased	59,680	0	0
Dividends paid on preferred stock			5,361
Dividends paid on common stock	26,796	22,450	18,847
Net cash provided (used) by financing activities	(84,790)	(34,820)	10,490
Increase (decrease) in cash	23,053	(34,603)	34,462
Cash and cash equivalents at beginning of period	4,646	39,249	4,787	39,249
Cash and cash equivalents at ending of period	$ 27,699	$ 4,646	$ 39,249

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended							12 Months Ended			15 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Dec. 31, 2010
Interest income	$ 158,975	$ 161,531	$ 158,539	$ 165,590	$ 165,485	$ 167,371	$ 165,034				$ 165,670
Interest expense	54,457	55,399	56,984	60,856	65,116	68,086	67,994	227,696	269,101	318,627	67,905
Net interest income	104,518	106,132	101,555	104,734	100,369	99,285	97,040	644,635	663,560	691,774	97,765
Provision for loan losses	15,354	21,000	30,750	26,000	26,000	20,736	63,423	93,104	179,909	193,000	69,750
Other operating income (REO expense)	(6,962)	(3,894)	2,866	(6,127)
Other operating income (REO expense)					(20,105)	(25,877)	74,419	17,786	20,563	19,009	11,518
Other operating expense	34,285	34,174	33,321	34,279	31,665	32,877	39,961	29,496	28,830	25,105	26,977
Total Income	47,917	47,064	40,350	38,328	22,599	19,795	68,075	173,659	123,025	75,742	12,556
Income taxes	17,251	16,943	14,526	13,798	6,636	7,127	(14,036)	62,518	4,372	27,570	4,645
Net income	$ 30,666	$ 30,121	$ 25,824	$ 24,530	$ 15,963	$ 12,668	$ 82,111	$ 111,141	$ 118,653	$ 48,172	$ 7,911
Basic earnings per share	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 0.14	$ 0.11	$ 0.73	$ 1	$ 1.06	$ 0.46	$ 0.08
Diluted earnings per share	$ 0.28	$ 0.27	$ 0.23	$ 0.22	$ 0.14	$ 0.11	$ 0.73	$ 1	$ 1.05	$ 0.46	$ 0.07
Cash dividends per share	$ 0.06	$ 0.06	$ 0.06	$ 0.06	$ 0.05	$ 0.05	$ 0.05	$ 0.24	$ 0.2	$ 0.2	$ 0.05
Return of average assets	0.91%	0.90%	0.77%	0.73%	0.47%	0.37%	2.44%				0.25%

Fair Value Measurements (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands	Sep. 30, 2011
Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 534
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	534
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
US Treasury and Government [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	189,993
US Treasury and Government [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
US Treasury and Government [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	189,993
US Treasury and Government [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
US States and Political Subdivisions Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,568
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	23,568
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Foreign Government Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Foreign Government Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Corporate Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,959
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	29,959
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,011,090
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,011,090
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other Debt Obligations [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,255,144
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	3,255,144
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 0

Fair Value Measurements Fair Value Measured on Nonrecurring Basis (Details) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2011		Sep. 30, 2011
Change During Period, Fair Value Disclosure [Member] | Real Estate Held for Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	$ 20,244	[1]	$ 50,788	[1]
Change During Period, Fair Value Disclosure [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	1,660	[2]	37,550	[2]
Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	31,656		98,090
Covered Real Estate Owned [Member] | Change During Period, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses related to impaired loans and real estate held for sale	9,752	[1]	9,752	[1]
Real Estate Held for Sale [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	90,914	[1]	90,914	[1]
Real Estate Held for Sale [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Real Estate Held for Sale [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Real Estate Held for Sale [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	90,914	[1]	90,914	[1]
Impaired Loans [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	242,159	[2]	242,159	[2]
Impaired Loans [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Impaired Loans [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[2]	0	[2]
Impaired Loans [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	242,159	[2]	242,159	[2]
Covered Real Estate Owned [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	24,149	[1]	24,149	[1]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0	[1]	0	[1]
Covered Real Estate Owned [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	24,149	[1]	24,149	[1]
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	357,222		357,222
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	0		0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured on nonrecurring basis	$ 357,222		$ 357,222

[1]	The losses represents aggregate writedowns and charge-offs on real estate held for sale.
[2]	The losses represents remeasurements of collateral dependent loans.

Covered Assets (Details) (USD $)	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Covered assets	$ 438,566,000	$ 578,629,000
Gross covered loans	495,358,000	685,384,000
Covered loans, allowance for losses	(3,766,000)	0
Outstanding principal balance of acquired loans	491,592,000	685,384,000
Discount balance related to acquired loans	109,409,000	150,910,000
Covered loans, net	382,183,000	534,474,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Balance at beginning of period	131,128,000	0
Additions	7,707,000	227,500,000
Payments received	(32,828,000)	(92,551,000)
Amortization	(10,239,000)	(8,150,000)
Accretion	3,103,000	4,329,000
Balance at end of period	98,871,000	131,128,000
Single Family Residential [Member]
Gross covered loans	55,449,000	66,735,000
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Gross covered loans	9,235,000	7,872,000
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	46,214,000	58,863,000
Construction, Speculative [Member]
Gross covered loans	9,321,000	29,630,000
Construction, Speculative [Member] | Acquired Impaired Assets [Member]
Gross covered loans	8,006,000	24,353,000
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	1,315,000	5,277,000
Construction, Custom [Member]
Gross covered loans	2,799,000	6,927,000
Construction, Custom [Member] | Acquired Impaired Assets [Member]
Gross covered loans	2,799,000	6,533,000
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	0	394,000
Land, Acquisition and Development [Member]
Gross covered loans	47,217,000	102,982,000
Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Gross covered loans	32,159,000	78,308,000
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	15,058,000	24,674,000
Land, Consumer Lot Loans [Member]
Gross covered loans	1,153,000	1,813,000
Land, Consumer Lot Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	499,000	499,000
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	654,000	1,314,000
Multi Family Housing [Member]
Gross covered loans	44,239,000	54,258,000
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Gross covered loans	9,333,000	12,342,000
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	34,906,000	41,916,000
Commercial Real Estate [Member]
Gross covered loans	250,063,000	308,987,000
Commercial Real Estate [Member] | Acquired Impaired Assets [Member]
Gross covered loans	101,599,000	127,844,000
Commercial Real Estate [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	148,464,000	181,143,000
Commercial and Industrial Loans [Member]
Gross covered loans	58,874,000	83,554,000
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Gross covered loans	35,993,000	45,214,000
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	22,881,000	38,340,000
Home Equity Line of Credit [Member]
Gross covered loans	23,559,000	26,587,000
Home Equity Line of Credit [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,829,000	1,911,000
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	21,730,000	24,676,000
Consumer Portfolio Segment [Member]
Gross covered loans	2,684,000	3,911,000
Consumer Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Gross covered loans	1,485,000	1,956,000
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Gross covered loans	1,199,000	1,955,000
Acquired Impaired Assets [Member]
Gross covered loans	202,937,000	306,832,000
Covered loans, allowance for losses	(3,766,000)	0
Outstanding principal balance of acquired loans	199,171,000	306,832,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Beginning of Period	27,019,000	0
Carrying Amount, Beginning of period	190,530,000	0
Accretable Yield, Additions	0	36,731,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	246,383,000
Accretable Yield, Reclassifications from nonaccretable difference	24,025,000	0
Accretable Yield, Accretion	(13,972,000)	(9,712,000)
Transfers to Real Estate Owned	(54,638,000)	(34,536,000)
Payments received, net	(33,803,000)	(31,029,000)
Carrying Amount, End of period	116,061,000	190,530,000
Accretable Yield, End of Period	37,072,000	27,019,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	13,972,000	9,712,000
Acquired Non Impaired Assets [Member]
Gross covered loans	292,421,000	378,552,000
Covered loans, allowance for losses	0	0
Outstanding principal balance of acquired loans	292,421,000	378,552,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield Movement Schedule [Roll Forward]
Accretable Yield, Beginning of Period	39,813,000	0
Carrying Amount, Beginning of period	343,944,000	0
Accretable Yield, Additions	0	50,000,000
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Additons	0	425,000,000
Accretable Yield, Reclassifications from nonaccretable difference	0	0
Accretable Yield, Accretion	(9,443,000)	(10,187,000)
Transfers to Real Estate Owned	0	0
Payments received, net	(83,499,000)	(91,243,000)
Carrying Amount, End of period	269,888,000	343,944,000
Accretable Yield, End of Period	30,370,000	39,813,000
FDIC Indemnification Asset Movement Analysis [Roll Forward]
Accretion	$ 9,443,000	$ 10,187,000

Covered Assets Credit Risk Profile by Internally Assigned Grade by Loan Status Designation (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	$ 495,358	$ 685,384
Discount balance related to acquired loans	109,409	150,910
Covered loans, allowance for losses	(3,766)	0
Covered loans, net	382,183	534,474
Single Family Residential [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,667
Single Family Residential [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	45,619
Construction, Speculative [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,315
Construction, Custom [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,383
Land, Consumer Lot Loans [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	543
Multi Family Housing [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,448
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	418
Commercial Real Estate Portfolio Segment [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	118,124
Commercial and Industrial Loans [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,859
Commercial and Industrial Loans [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	13,717
Home Equity Line of Credit [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,730
Consumer Portfolio Segment [Member] | Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,199
Construction, Speculative and Land, Acquisition and Development [Member] | Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	9,982
Pass [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	94.10%	93.70%
Pass [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	20,470
Pass [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,544
Pass [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	243,078
Grade as percentage of total gross assets	83.10%
Single Family Residential [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	6,315
Land, Consumer Lot Loans [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	30,579
Commercial Real Estate Portfolio Segment [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,361
Commercial and Industrial Loans [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,725
Commercial and Industrial Loans [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,481
Home Equity Line of Credit [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,980
Special Mention [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.90%	0.40%
Special Mention [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	36,284
Special Mention [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Special Mention [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	12,157
Grade as percentage of total gross assets	4.20%
Single Family Residential [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,263
Single Family Residential [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	595
Construction, Speculative [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	360
Land, Consumer Lot Loans [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	111
Multi Family Housing [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,324
Multi Family Housing [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	2,458
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	48,069
Commercial Real Estate Portfolio Segment [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	28,979
Commercial and Industrial Loans [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	25,662
Commercial and Industrial Loans [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	4,239
Home Equity Line of Credit [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	54,682
Substandard [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	5.00%	5.90%
Substandard [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	145,411
Substandard [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	5,411
Substandard [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	36,742
Grade as percentage of total gross assets	12.60%
Single Family Residential [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Consumer Lot Loans [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	772
Commercial and Industrial Loans [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	444
Home Equity Line of Credit [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Doubtful [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	772
Doubtful [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Doubtful [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	444
Grade as percentage of total gross assets	0.20%
Single Family Residential [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Single Family Residential [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Custom [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Consumer Lot Loans [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Multi Family Housing [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial Real Estate Portfolio Segment [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Commercial and Industrial Loans [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Home Equity Line of Credit [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Consumer Portfolio Segment [Member] | Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Construction, Speculative and Land, Acquisition and Development [Member] | Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member]
Covered Assets, Loan Status Designation [Line Items]
Grade as percentage of total gross assets	0.00%	0.00%
Loss [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Loss [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Grade as percentage of total gross assets	0.00%
Single Family Residential [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	11,930
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	46,214
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,315
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	15,058
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	654
Multi Family Housing [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	3,324
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	34,906
Commercial Real Estate Portfolio Segment [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	79,066
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	148,464
Commercial and Industrial Loans [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	32,018
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	22,881
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	21,730
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	1,199
Construction, Speculative and Land, Acquisition and Development [Member] | Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	67,644
Acquired Impaired Assets [Member] | Home Equity Line of Credit and Other Consumer Loans [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	8,955
Acquired Non Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	292,421	378,552
Covered loans, allowance for losses	0	0
Acquired Impaired Assets [Member]
Covered Assets, Loan Status Designation [Line Items]
Gross covered loans	202,937	306,832
Covered loans, allowance for losses	$ (3,766)	$ 0

Covered Assets Aging Analysis of Non-Credit Impaired Loans (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	$ 491,592	$ 685,384
Single Family Residential [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	46,214
Loans and Leases Receivable, Covered Loans, Current	43,445
Loans and Leases Receivable, Covered Loans, 30 Days	1,034
Loans and Leases Receivable, Covered Loans, 60 Days	30
Loans and Leases Receivable, Covered Assets, 90 Days	1,705
Loans and Leases Receivable, Covered Assets, Past Due	2,769
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	5.99%
Construction, Speculative [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	1,315
Loans and Leases Receivable, Covered Loans, Current	1,315
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Construction, Custom [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	0
Loans and Leases Receivable, Covered Loans, Current	0
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	0
Loans and Leases Receivable, Covered Assets, Past Due	0
Land, Acquisition and Development [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	15,058
Loans and Leases Receivable, Covered Loans, Current	13,344
Loans and Leases Receivable, Covered Loans, 30 Days	487
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,227
Loans and Leases Receivable, Covered Assets, Past Due	1,714
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	11.38%
Land, Consumer Lot Loans [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	654
Loans and Leases Receivable, Covered Loans, Current	527
Loans and Leases Receivable, Covered Loans, 30 Days	16
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	111
Loans and Leases Receivable, Covered Assets, Past Due	127
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	19.42%
Multi Family Housing [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	34,906
Loans and Leases Receivable, Covered Loans, Current	33,398
Loans and Leases Receivable, Covered Loans, 30 Days	0
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	1,508
Loans and Leases Receivable, Covered Assets, Past Due	1,508
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	4.32%
Commercial Real Estate Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	148,464
Loans and Leases Receivable, Covered Loans, Current	142,060
Loans and Leases Receivable, Covered Loans, 30 Days	1,527
Loans and Leases Receivable, Covered Loans, 60 Days	0
Loans and Leases Receivable, Covered Assets, 90 Days	4,877
Loans and Leases Receivable, Covered Assets, Past Due	6,404
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	4.31%
Commercial and Industrial Loans [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	22,881
Loans and Leases Receivable, Covered Loans, Current	18,049
Loans and Leases Receivable, Covered Loans, 30 Days	3,606
Loans and Leases Receivable, Covered Loans, 60 Days	703
Loans and Leases Receivable, Covered Assets, 90 Days	523
Loans and Leases Receivable, Covered Assets, Past Due	4,832
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	21.12%
Home Equity Line of Credit [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	21,730
Loans and Leases Receivable, Covered Loans, Current	20,339
Loans and Leases Receivable, Covered Loans, 30 Days	731
Loans and Leases Receivable, Covered Loans, 60 Days	391
Loans and Leases Receivable, Covered Assets, 90 Days	269
Loans and Leases Receivable, Covered Assets, Past Due	1,391
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.40%
Consumer Portfolio Segment [Member] | Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	1,199
Loans and Leases Receivable, Covered Loans, Current	1,123
Loans and Leases Receivable, Covered Loans, 30 Days	31
Loans and Leases Receivable, Covered Loans, 60 Days	8
Loans and Leases Receivable, Covered Assets, 90 Days	37
Loans and Leases Receivable, Covered Assets, Past Due	76
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.34%
Acquired Non Impaired Assets [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Outstanding principal balance of acquired loans	292,421	378,552
Loans and Leases Receivable, Covered Loans, Current	273,600
Loans and Leases Receivable, Covered Loans, 30 Days	7,432
Loans and Leases Receivable, Covered Loans, 60 Days	1,132
Loans and Leases Receivable, Covered Assets, 90 Days	10,257
Loans and Leases Receivable, Covered Assets, Past Due	$ 18,821
Loans and Leases Receivable, Covered Loans, Ratio of Total Past Due Loans to Total Loans Receivable, Net of Charge Offs and Loans in Process	6.44%